Registration No. 33-44565


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. ___7__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

           Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

         M. D. Roughton, The Principal Financial Group Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant has heretofore registered an indefinite amount of such Separate Account B Variable Annuity Contracts under the Securities Act of 1933 pursuant to Rule 24f-2; Registrant filed a 24f-2 notice for the fiscal year ending December 31, 1995 on February 27, 1996.

It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        ___   on (date) pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _X_   on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PERSONAL VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Mutual Life Insurance Company
                              Separate Account B Personal Variable - A Group
                              Variable Annuity Contract for Employer-
                              Sponsored Qualified and Non-Qualified
                              Retirement Plans

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table, Example, Summary

 4. Condensed Financial       Performance Calculation, Experts
    Information

 5. General Description       Summary, Description of
    of Registrant             Principal Mutual Life Insurance
                              Company, Principal Mutual Life
                              Insurance Company Separate Account B,
                              Voting Rights

 6. Deductions                Summary, Deductions Under the Contracts,
                              Contingent Deferred Sales Charge, Contract
                              Administration Expense/Recordkeeping Charge,
                              Separate Payment of Contract Administration
                              Expense/Recordkeeping Charge, Mortality and
                              Expense Risks Charge, Distribution of the
                              Contract, Other Expenses, Application Fee,
                              Documentation Expense, Special Services

 7. General Description of    Summary, The Contract, Contract Values
    Varaible Annuity Contract and Accounting Before Annuity Commencement
                              Date, Income Benefits, Payment on Death of
                              Plan Participant, Withdrawals and Transfers,
                              Other Contractual Provisions, Contractholders'

                                  Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                              Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value                      Accounting Before Annuity Commencement
                              Date, Other Contractual Provisions,
                              Distribution of the Contract

11. Redemptions               Summary, Introduction, Income Benefits,
                              Withdrawals, and Transfers

12. Taxes                     Summary, Introduction, Income Benefits,
                              Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of          of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Mutual Life Insurance Company
                             Separate Account B Personal Variable - A Group
                             Variable Annuity Contract for Employer
                             Sponsored Qualified and Non-Qualified
                             Retirement Plans Issued by Principal Mutual Life
                             Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Experts**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered            the Contracts**, Withdrawals and Transfers**,
                             Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                             Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PERSONAL VARIABLE

                       (A Group Variable Annuity Contract

                        For Employer Sponsored Qualified

                       And Non-Qualified Retirement Plans)


        Issued by Principal Mutual Life Insurance Company (the "Company")


                         Prospectus dated May 1, 1996


     This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B and Personal Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Contracts, including a Statement of Additional Information, dated May 1, 1996, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 30 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                   A Member of
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone: 1-800-247-4123


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is valid only when accompanied by the current prospectus for Principal Balanced Fund, Inc., Principal Bond Fund., Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc. and Principal World Fund, Inc. The Funds' prospectus should be kept for future reference.
                                TABLE OF CONTENTS


Page
Glossary of Special Terms ..................................................  4
Expense Table and Example...................................................  6
Condensed Financial Information.............................................  7
Summary   ..................................................................  8
Description of Principal Mutual Life Insurance Company .....................  9
Principal Mutual Life Insurance Company Separate Account B .................  9
Deductions under the Contract .............................................. 11
  Contingent Deferred Sales Charge.......................................... 11
  Contract Administration Expense/Recordkeeping Charge ..................... 12
  Mortality and Expense Risks Charge ....................................... 13
Other Expenses   ........................................................... 13
  Application Fee and Transfer Fee.......................................... 13
  Documentation Expense..................................................... 14
  Location Fee ............................................................. 14
  Outside Asset Recordkeeping Charge........................................ 14
  Special Services.......................................................... 14
Surplus Distribution at Sole Discretion of the Company ..................... 14
The Contract  .............................................................. 14
  Contract Values and Accounting Before Annuity Commencement Date .......... 15
      Investment Accounts .................................................. 15
      Unit Value ........................................................... 15
      Net Investment Factor ................................................ 15
      Hypothetical Example of Calculation of Unit Value for All
           Divisions Except the Money Market Division....................... 15
      Hypothetical Example of Calculation of Unit Value for
            the Money Market Division....................................... 16
  Income Benefits .......................................................... 16
      Variable Annuity Payments............................................. 16
           Selecting a Variable Annuity .................................... 16
           Forms of Variable Annuities ..................................... 16
           Basis of Annuity Conversion Rates ............................... 18
           Determining the Amount of the First Variable Annuity Payment .... 18
           Determining the Amount of the Second and Subsequent
               Monthly Variable Annuity Payments ........................... 18
           Hypothetical Example of Calculation of Variable Annuity Payments  19
      Flexible Income Option................................................ 19
  Payment on Death of Plan Participant...................................... 20
      Prior to Annuity Purchase Date ....................................... 20
      Subsequent to Annuity Purchase Date .................................. 20
  Withdrawals and Transfers ................................................ 21
      Cash Withdrawals ..................................................... 21
      Transfers Between Divisions .......................................... 21
      Transfers to the Contract ............................................ 21
      Transfers to Companion Contract ...................................... 22
      Special Situation Involving Alternate Funding Agents ................. 22
      Postponement of Cash Withdrawal or Transfer .......................... 22
      Loans  ............................................................... 22
  Other Contractual Provisions ............................................. 22
      Contribution Limits .................................................. 22
      Assignment ........................................................... 22
      Cessation of Contributions ........................................... 23
      Substitution of Securities............................................ 23
      Changes in the Contract .............................................. 23
Statement of Values......................................................... 23
Services Available by Telephone............................................. 24
Distribution of the Contract................................................ 24
Performance Calculation..................................................... 24
Voting Rights  ............................................................. 25
Federal Tax Status.......................................................... 25
  Taxes Payable by Owners of Benefits and Annuitants........................ 25
      Tax-Deferred Annuity Plans............................................ 26
      Public Employee Deferred Compensation Plans........................... 26
      401(a) Plans.......................................................... 27
      Creditor-Exempt Non-Qualified Plans................................... 27
      General Creditor Non-Qualified Plans.................................. 28
  Fund Diversification...................................................... 29
State Regulation  .......................................................... 29
Legal Opinions  ............................................................ 29
Legal Proceedings .......................................................... 29
Registration Statement...................................................... 29
Experts  ................................................................... 29
Contractholders' Inquiries.................................................. 29
Table of Contents of the Statement of Additional Information................ 30


     This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS

Aggregate Investment Account Value -- The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.

Annual Average Balance -- The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The beginning date for Annuity Payments.

Annuity Premium -- The amount applied under the contract to purchase an annuity.

Annuity Purchase Date -- The date an Annuity Premium is applied to purchase an annuity.

Associated Contract -- An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.

Commuted Value -- The dollar value, as of a given date, of remaining Variable Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Companion Contract -- An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.

Contingent Deferred Sales Charge -- The charge deducted from certain cash withdrawals from an Investment Account before the Annuity Purchase Date, payments made because of a Termination of Employment or amounts transferred to an Alternate Funding Agent.

Contract Administration/Recordkeeping Charge -- A charge deducted or paid separately by the Contractholder on a quarterly basis each Deposit Year prior to the Annuity Commencement Date or on a complete redemption of Investment Accounts which correlate to a Plan Participant from the Aggregate Investment Accounts that correlate to each Plan Participant.

Contract Date -- The date this contract is effective, as shown on the face page of the contract.

Contract Year -- A period beginning on a Yearly Date and ending on the day before the next Yearly Date.

Contractholder -- The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.

Contributions -- Amounts contributed under the contract which are accepted by the Company.

Deposit Year -- The twelve-month period ending on a day selected by the Contractholder.

Division -- The part of Separate Account B which is invested in shares of a single Mutual Fund.

Employer -- The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.

Flexible Income Option -- A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.

Funding Agent -- An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract described in this prospectus. Funding Agent will also mean Principal Mutual Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.

Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.

Investment Account Value -- The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- A registered open-end investment company in which a Division of Separate Account B invests.

Net Investment Factor -- The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Normal Income Form -- The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.

Notification -- Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles or photocopies.

Owner of Benefits -- The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.

Plan -- The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.

Plan Participant -- A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternative payee under a Qualified Domestic Relations Order, in whose name an Investment Account has been established under this contract.

Qualified Domestic Relations Order -- A Qualified Domestic Relations Order as defined in Internal Revenue Code Section 414(p)(1)(A).

Quarterly Date -- The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

SEPARATE ACCOUNT B -- A separate account established by the Company under Iowa law to receive Contributions under the Contract offered by this Prospectus and other contracts issued by the Company. It is divided into a Balanced Division, Bond Division, Capital Accumulation Division, Emerging Growth Division, Government Securities Division, Growth Division, Money Market Division and a World Division. Additional Divisions may be added in the future.

Termination of Employment -- A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.

Total and Permanent Disability -- The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, this term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.

Unit Value -- The value of a unit of a Division of Separate Account B.

Valuation Date -- The date as of which the net asset value of a Mutual Fund is determined.

Valuation Period -- The period of time between when the net asset value of a Mutual Fund is determined on one Valuation Date and when such value is determined on the next following Valuation Date.

Variable Annuity Payments -- A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Accumulation Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves -- The reserves held for annuities in the course of payment for the Contract.

Yearly Date -- The Contract Date and the same day of each year thereafter.



EXPENSE TABLE AND EXAMPLE


     The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the Contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Mutual Funds in which the Separate Account invests. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."

                                EXPENSE TABLE(1)

Transaction Expenses
   Sales Load Imposed on Purchases
   (as a percentage of purchase payments)            None

   Deferred Sales Load  (2)
   (as a percentage of amount surrendered)

                   For Withdrawals Occurring During
                  Plan Participant's Year of Coverage



         1      2       3      4       5      6       7   Thereafter
-----------------------------------------------------------------------
      5.00%  4.25%   3.50%  2.75%   2.00%  1.25%   0.50%     0%

   Surrender Fees                                    None

   Exchange Fee                                      None

Annual Contract Fee  (3)
     Contract Administration Expense/   $31 per Plan Participant + .35% of the
      Recordkeeping Charge  (2)         Annual Average Balance of the
                                        Investment  Accounts and Outside
                                        Assets which  correlate to the Plan
                                        Participant (4) (5)


Separate Account Annual Expenses
     (as a percentage of average account value)
     Mortality and Expense Risk Charge  (2)      .55%

Annual Expenses of Mutual Funds
 (as a percentage of average net assets of the following mutual funds)
                                       Management     Other    Total Mutual Fund
                                          Fees      Expenses    Annual Expenses

Principal Balanced Fund                    .60%        .06%          .66%
Principal Bond Fund                        .50         .06           .56
Principal Capital Accumulation Fund        .49         .02           .51
Principal Emerging Growth Fund             .65         .05           .70
Principal Government Securities Fund       .50         .05           .55
Principal Growth Fund                      .50         .08           .58
Principal Money Market Fund                .50         .08           .58
Principal World Fund                       .75         .20           .95

 (1) In  addition  to  the  expenses   described  in  the  Expense  Table,   the
     Contractholder must pay a $825 application fee. If plan records are transferred from another recordkeeper, a transfer fee of $500 plus $3 per Plan Participant (maximum $1,000) must also be paid. The Contractholder must also pay a documentation expense (if applicable) and, if services are provided to multiple employee group locations, a location fee. If the Company provides recordkeeping services for plan assets other than assets under this contract or an Associated or Companion Contract, the Contractholder must pay an outside asset recordkeeping charge that varies depending on the number of Plan Participants to which such Outside Assets correlate and whether ongoing Contributions will be allocated to such Outside Assets. These fees are not deductible from Investment Accounts. See "Other Expenses."


 (2) The Contingent Deferred Sales Charge, Contract Administration Expense/Recordkeeping Charge and mortality and expense risks charge may be changed on 60-days notice subject to certain limitations. The Company has filed an application with the Securities and Exchange Commission for an exemptive order to permit an increase in the mortality and expense risks charge to .64% and intends to implement this increase, if the order and any necessary approvals by state regulators are obtained. See "Other Contractual Provisions."

 (3) Annual contract fees are charged on a quarterly basis or assessed upon a complete redemption of all Investment Accounts which correlate to a Plan Participant. The amount of the quarterly charge deducted from Investment Accounts which correlate to a Plan Participant will not exceed 1% of the aggregate value of such accounts as of the date the charges are deducted. The 1% limitation on the Contract Administration Expense/Recordkeeping Charge does not apply if the annual contract fees are paid by the Contractholder. See "Deductions Under the Contract."

 (4) If benefit plan reports are mailed to the Plan Participants' home address, the $31 charge will be increased to $34. If more than two 401(k) or 401(m) non-discrimination tests are provided by the Company in any Deposit Year, the $31 ($34) per Plan Participant Contract Administration Expense may be increased by 3% for each additional test. If benefit plan reports are mailed monthly instead of quarterly, the $31($34) charge will be increased by 24%. The $31($34) charge will be reduced by 10% if data, investment elections and ongoing Contributions are reported to the Company in the Company's standard format on magnetic tapes or computer diskettes. See "Deductions Under the Contract."

(5) An additional $25 annual charge will be made for aggregate Investment Account Values which correlate to the Plan Participant for which a Flexible Income Option has been selected. See "Deductions Under the Contract."



                                     EXAMPLE
                                            Separate Account
                                                Division                1 Year   3 Years    5 Years   10 Years
     -------------------------------------------------------------------------   -------    -------   --------
If the Investments Accounts which correlate to a Plan Participant are surrendered at the end of the applicable time period:


   The Owner of Benefits would pay the     Balanced                         $71       $98      $126      $222
   following expenses on a $1,000 invest-  Bond                             $70       $95      $121      $212
   ment, assuming a 5% annual return on    Capital Accumulation             $69       $93      $118      $205
   assets:                                 Emerging Growth                  $71       $99      $128      $226
                                           Government Securities            $70       $95      $120      $209
                                           Growth                           $70       $96      $122      $214
                                           Money Market                     $70       $96      $122      $214
                                           World                            $74      $107      $141      $253

If the Investment Accounts which correlate to a Plan Participant are annuitized at the end of the applicable time period or rate not surrendered:

   The Owner of Benefits would pay the     Balanced                         $19       $60      $103      $222
   following expenses on a $1,000 invest-  Bond                             $18       $57       $97      $212
   ment, assuming a 5% annual return on    Capital Accumulation             $18       $55       $94      $205
   assets:                                 Emerging Growth                  $20       $61      $105      $226
                                           Government Securities            $18       $56       $96      $209
                                           Growth                           $18       $57       $99      $214
                                           Money Market                     $18       $57       $99      $214
                                           World                            $22       $69      $118      $253

CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information. Following are Unit Values for the Personal Variable Annuity Contract for the periods ended December 31.


                                             Accumulation Unit Value           Number of Accumulation Units
                                            Beginning         End              Outstanding at End of Period
                                            of period      of period                  (in thousands)

     Balanced Division
       Year Ended December 31, 1995         $  .975         $1.208                            327
       Period Ended December 31, 1994 (1)     1.000           .975                            101
     Bond Division
       Year Ended December 31, 1995           1.012          1.229                            124
       Period Ended December 31, 1994 (1)     1.000          1.012                              0
     Capital Accumulation Division
       Year Ended December 31
         1995                                 1.142          1.498                          2,336
         1994                                 1.143          1.142                          1,638
         1993                                 1.066          1.143                            504
         1992 (2)                             1.000          1.066                             14
     Emerging Growth Division
       Year Ended December 31, 1995            .990          1.270                            288
       Period Ended December 31, 1994 (1)     1.000           .990                             14
     Government Securities Division
       Year Ended December 31
         1995                                 1.060          1.255                          1,890
         1994                                 1.116          1.060                          1,575
         1993                                 1.020          1.116                            809
         1992 (2)                             1.000          1.020                             15
     Growth Division
       Year Ended December 31, 1995           1.000          1.249                            278
       Period Ended December 31, 1994 (1)     1.000          1.000                              5
     Money Market Division
       Year Ended December 31
         1995                                 1.066          1.119                          1,143
         1994                                 1.033          1.066                            742
         1993                                 1.011          1.033                            183
         1992 (2)                             1.000          1.011                             29
     World Division
       Year Ended December 31, 1995            .957          1.087                            160
       Period Ended December 31, 1994 (1)     1.000           .957                             21

      (1) Commenced operations on October 3, 1994.
      (2) Commenced operations on July 15, 1992.


SUMMARY

     The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

Contract Offered

     The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

     The Contract is generally available to fund the following types of plans:

     1. Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status"). Note: The contract is not currently offered to fund government 457 Plans in the state of New York.

     2. Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and non-profit organizations pursuant to Section 457 of the Code. (See "Federal Tax Status").

     3. Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

     4. Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Internal Revenue Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

     The Contract will be sold primarily by persons who are insurance agents of or brokers for Principal Mutual Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."

Contributions

     The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     All Contributions made pursuant to the contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of Separate Account B as directed by the Owner of Benefits. Currently Separate Account B has eight Divisions: a Balanced Division, Bond Division, Capital Accumulation Division, Emerging Growth Division, Government Securities Division, Growth Division, Money Market Division and a World Division. The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Accumulation Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

Separate Account B

     Each of the Divisions corresponds to one of the Mutual Funds in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Funds in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Mutual Funds.

     Each of the Divisions invests only in shares of a Mutual Fund as indicated in the table below.

        Division                         Mutual Fund
----------------                  ------------------
Balanced Division                 Principal Balanced Fund, Inc.
Bond Division                     Principal Bond Fund, Inc.
Capital Accumulation Division     Principal Capital Accumulation Fund, Inc.
Emerging Growth Division          Principal Emerging Growth Fund, Inc.
Government Securities Division    Principal Government Securities Fund, Inc.
Growth Division                   Principal Growth Fund, Inc.
Money Market Division             Principal Money Market Fund, Inc.
World Division                    Principal World Fund, Inc.

Distributions, Transfers and Withdrawals

     Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Mutual Fund underlying the Capital Accumulation Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

     Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers"). In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may
withdraw  cash  from  the  Investment   Accounts  that  correlate  to  the  Plan
Participant at any time prior to the Plan Participant's Termination of Employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")

     Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.


     Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. The Company has $51.3 billion in assets under management and serves more than 9.3 million individuals and their families.


PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B equal to the reserves and liabilities arising under the contract will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.

     Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

     Currently, Separate Account B has a Balanced Division, Bond Division, Capital Accumulation Division, Emerging Growth Division, Government Securities Division, Growth Division, Money Market Division and a World Division.

     Each of the Divisions invests only in shares of a Mutual Fund as indicated in the table below.

        Division                           Mutual Fund
----------------                    ------------------
Balanced Division                   Principal Balanced Fund, Inc.
Bond Division                       Principal Bond Fund, Inc.
Capital Accumulation Division       Principal Capital Accumulation Fund, Inc.
Emerging Growth Division            Principal Emerging Growth Fund, Inc.
Government Securities Division      Principal Government Securities Fund, Inc.
Growth Division                     Principal Growth Fund, Inc.
Money Market Division               Principal Money Market Fund, Inc.
World Division                      Principal World Fund, Inc.

      The Mutual Funds are diversified, open-end management investment companies. The investment Manager for the Mutual Funds is Princor Management Corporation. Some of the Mutual Funds are also used to fund variable life insurance contracts. See "Eligible Purchasers and Purchase of Shares" in the Funds' prospectus for a discussion of the potential risks associated with "mixed funding."

      The investment objective of Principal Balanced Fund is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities.

      The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk. In seeking to achieve the investment objective, the Fund predominantly invests in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Fund's Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     The investment objective of Principal Capital Accumulation Fund is primarily long-term capital appreciation and secondarily growth of investment income. The Fund invests primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager uses an approach described broadly as that of fundamental analysis. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth. Securities chosen for investment may include those of companies which the Fund's Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

     The objective of Principal Emerging Growth Fund is to achieve capital appreciation. The strategy of this Fund is to invest primarily in common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Fund's Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Emerging Growth Fund may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     Principal Government Securities Fund has an investment objective of a high level of current income, liquidity and safety of principal. The Fund seeks to achieve this objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with up to 55% of the Fund's assets invested in Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares, however, are not guaranteed by the United States Government. The value of the Fund's investments fluctuates as interest rates change. The value rises when rates decline and falls when rates increase. Expected prepayments of mortgages included in a GNMA certificate can affect the market value of the certificate, and actual prepayments can affect the return ultimately received.

     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital. The Fund will invest primarily in common stocks, but it may invest in other equity securities. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

     Principal Money Market Fund has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This mutual fund invests in United States dollar denominated instruments having a maturity of 397 days or less that the Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Mutual Fund may fluctuate, although the net asset value per share is normally expected to remain at $1.00. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living has risen.

     The investment objective of Principal World Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     Additional information concerning these Mutual Funds, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Funds. A Prospectus for the Mutual Funds is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

     Each Division purchases shares of the Mutual Funds at net asset value. In addition, all distributions made by a Mutual Fund with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Mutual Fund. Contract benefits are provided and charges are made in effect by redeeming Mutual Fund shares at net asset value. Values under the contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Mutual Funds and Owners of Benefits assume the risks of such change in values.

     The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACT

     A Contract Administration Expense/Recordkeeping Charge and a mortality and expense risks charge are deducted under the contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals and transfers to Alternate Funding Agents from an Investment Account before the Annuity Purchase Date.

     There are also deductions from and expenses paid out of the assets of the Mutual Funds. These expenses are described in the Funds' prospectus.

A.   Contingent Deferred Sales Charge

     There is no initial sales charge. However, any cash withdrawal from an Investment Account which correlates to a Plan Participant before the Annuity Purchase Date, may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

         Number of Years From The
          Date First Contribution
        Which Correlates to a Plan
         Participant is Accepted            Contingent Deferred Sales
              by the Company                    Charge Percentage

                  Less than 1                         5.00%
            1 but less than 2                         4.25
            2 but less than 3                         3.50
            3 but less than 4                         2.75
            4 but less than 5                         2.00
            5 but less than 6                         1.25
            6 but less than 7                         0.50
                    7 or more                         None

     The charge will be made by redeeming a sufficient number of units from the Investment Account or Accounts from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals"). If the Investment Account or Accounts from which the withdrawal is made are insufficient to permit the full amount of the charge to be made, a sufficient number of units from other Investment Accounts which correlate to the Plan Participant will be redeemed on a pro rata basis in an amount equal to the charge. If the amounts in the Investment Accounts which correlate to the Plan Participant are insufficient to permit the full amount of the charge to be made, the amount of the withdrawal will be reduced by an amount equal to the charge.


     The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Plan Participant's death or Total and Permanent Disability. The charge also does not apply to amounts paid pursuant to the Flexible Income Option that do not exceed the greater of (i) the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or (ii) 10% of the aggregate value of the Investment Accounts which correlate to a Plan Participant determined as of the last Valuation Date in the preceding Deposit Year. The charge also does not apply to transfers between Investment Accounts or transfers to a Companion Contract, transfers from a Premier Annuity Contract or to amounts applied to provide Variable Annuity Payments. The charge may apply to amounts transferred to an alternate Funding Agent. The charge does not apply to amounts redeemed to assure the plan complies with Sections 401(k) and 401(m) of the Internal Revenue Code.


     The amount of any Contingent Deferred Sales Charge will never exceed 9% of Contributions which correlate to a Plan Participant. For this purpose, a transfer from a Companion Contract will be considered a Contribution to this contract.

     The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to defray sales and distribution expenses incurred by the Company. The Company may decrease or eliminate the Contingent Deferred Sales Charge if it estimates that its sales expenses will be lower. The Company will waive the Contingent Deferred Sales Charge on Contracts (except Contracts sold in the state of New York) acquired directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.

B.   Contract Administration Expense/Recordkeeping Charge

     An annual Contract Administration Expense/Recordkeeping Charge of $31 per Plan Participant plus .35% of the Annual Average Balance will be assessed on a quarterly basis during each Deposit Year. The Average Annual Balance used to compute the charge is the aggregate value of Investment Accounts which correlate to a Plan Participant, and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), at the beginning of the Deposit Year adjusted by the time weighted average of Contributions to, and withdrawals from, such accounts and Outside Assets (if any) during the period. The $31 per Plan Participant charge is increased to $34 if the Company distributes benefit plan reports directly to the homes of the Plan Participants.

     The Contract Administration Expense/Recordkeeping Charge will be assessed on the earlier of (i) the date the Investment Accounts are paid in full (a total redemption) or (ii) each Quarterly Date. One-fourth of the annual charge is normally assessed on each Quarterly Date.

     If the accounts are paid in full (a total redemption) at any time during the Deposit Year, that portion of the $31 ($34) per Plan Participant charge for the Deposit Year in which such total redemption occurs not yet paid to the Company will be assessed in full. However, the remaining part of the Contract Administration Expense/Recordkeeping Charge consisting of the .35% of the Average Annual Balance will be assessed on a pro rata basis for any fractional part of the Deposit Year.

     The $31 ($34) charge will be reduced by 10% if Plan Participant data, investment elections, and ongoing Contributions are reported to the Company in the Company's standard format by modem, diskette or magnetic tapes. In addition, if benefit plan reports are mailed on other than a quarterly basis the $31 ($34) per Plan Participant charge is adjusted according to the following schedule:

        Reporting Frequency               Adjustment to $31 ($34) Charge
     ------------------------------------------------------------------------
              Annual                                9% decrease
            Semi-Annual                             6% decrease
              Monthly                              24% increase

     The $31 ($34) per Plan Participant charge is also adjusted if the Company performs more (or less) than two 401(k) and 401(m) non-discrimination tests in a Deposit Year. Such a charge is increased by 3% for each additional test and is reduced by 3% for each test not performed by the Company.

     The .35% portion of the Contract Administration Expense/Recordkeeping charge will be reduced by 10% if the Company has issued an Associated Contract to the Contractowner.

     If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25 will be assessed annually.

     The Company does not expect to recover from the charge to the extent deducted from the Investment Account Values, any amount above its accumulated expenses associated with the administration of the contracts. However, since a portion of the charge is based on a percent of Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.

     As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of the Contract Administration Expense/Recordkeeping Charge in response to any reasonably-based complaint the Company is unable to rectify from the Contractholder as to the quality of the services covered by such charge.

     A  Contractholder  may  agree  to pay  all  or a  portion  of the  Contract
     Administration Expense/Recordkeeping Charge separately or have the fees deducted from Investment Accounts which correlate to a Plan Participant. If the Contractholder elects to deduct these charges, the amount of the quarterly charge so deducted will not exceed 1% of the aggregate Investment Account Values which correlate to the Plan Participant at the time the charge is made.

     If deducted from Investment Accounts, the charge will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative values of such Accounts and will be effected by cancelling a number of units in each such Investment Account equal to such Account's proportionate share of the deduction.

     If the Contractholder pays the Contract Administration Expense/Recordkeeping Charge separately, the 1% limitation described above will not apply. If the Contractholder does not pay these expenses, they will be deducted from Investment Accounts.


     If the Company provides recordkeeping services for any Outside Assets, the Contractholder can elect to deduct from Investment Accounts only the $31 ($34) portion of the Contract Administration Expense/Recordkeeping Charges which correlate to inactive Plan Participants (Plan Participants who have died, retired or terminated employment or who are totally and Permanently Disabled and alternate payees under a Qualified Domestic Relations Order); Contract Administration Expense/Recordkeeping Charges for active Plan Participants must be paid separately by the Contractholder.


C.   Mortality and Expense Risks Charge


     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of .55%. The Company does not believe that it is possible to specifically identify that portion of the .55% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .38% for the mortality risks and .17% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. The Company has filed an application with the Securities and Exchange Commission for an exemptive order to permit an increase in the charge to .64% and intends to implement this increase, if the order and any necessary approval by state regulators is obtained, subject to the terms of the contract regarding amendments. Any change in the mortality and expense risks charge will not affect variable annuities in the course of payment. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.


OTHER EXPENSES

     The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. In no event are these expenses deductible from Investment Accounts which correlate to Plan Participants. The expenses which the Contractholder must pay if applicable include an application fee, a transfer fee, documentation expense, a location fee, Outside Asset Recordkeeping Charge and charges for special services requested by the Contractholder. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all of these expenses or charges in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify.

A.   Application Fee and Transfer Fee

     A $825 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the
     Contractholder to obtain both contracts will not exceed $825. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.

     A transfer fee of $500 plus $3 per Plan Participant (maximum of $1,000) is charged to the Contractholder if Plan records are transferred to the Company from another recordkeeper. The transfer fee is reduced by 20% if Plan data is reported to the Company in the Company's standard format on magnetic tapes, modem or computer diskettes. The transfer fee may be increased if Plan records are not current when transferred.

B.   Documentation Expense

     The Company can provide a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will be billed $125 if the Contractholder uses a Principal Mutual Prototype Plus or Standardized Plan. If the Company provides a sample custom-written Plan, the Contractholder will be billed $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.

C.   Location Fee

     Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be billed $150 on a quarterly basis ($600 annually) for each additional employee group or location. In addition, separate contract administration/recordkeeping charges and documentation fees may apply for each employee group or location requiring separate government reports and/or sample plan documents.

D.   Outside Asset Recordkeeping Charge

     If the Company provides recordkeeping services for Plan assets which correlate to a Plan Participant other than assets under this contract or an Associated or Companion Contract ("Outside Assets"), the Company will bill the Contractholder an Outside Asset Recordkeeping Charge. The annual charge is calculated based upon the following table.

    Number of               Annual Expense                Annual Expense
  Members with           Ongoing Contributions       No Ongoing Contributions
Outside Accounts          to Outside Account          to any Outside Account

      1-19          $21.00 per member + $285     $10.50 per member + $142.50
      20-49         $18.60 per member + $318       $9.30 per member + $159.00
      50-99         $16.80 per member + $408       $8.40 per member + $204.00
     100-299        $15.00 per member + $588       $7.50 per member + $294.00
     300-499        $12.60 per member + $1,308     $6.30 per member + $654.00
     500-999        $10.20 per member + $2,508     $5.10 per member + $1,254.00
    1000-2499        $7.80 per member + $4,908     $3.90 per member + $2,454.00
    2500-4999        $6.60 per member + $7,908     $3.30 per member + $3,954.00
  5000 and over      $5.40 per member + $13,908    $2.70 per member + $6,954.00

     The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

E.   Special Services

     If requested by the Contractholder, the Company may provide services not provided as part of the contract administration/recordkeeping services. The Company will charge the Contractholder the cost of providing such services.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

     It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT


     The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation Period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Accumulation Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.


A.   Contract Values and Accounting Before Annuity Commencement Date

     1.  Investment Accounts

         An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity Payments (b) paid to the Owner of Benefits or the beneficiary or (c) transferred in accordance with the provisions of the contract.

         Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of Contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Mutual Fund is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Mutual Fund and deducted expenses affect the Unit Value.

         For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.

     3.  Net Investment Factor

         Each  Net  Investment  Factor  is  the  quantitative   measure  of  the
investment performance of each Division of Separate Account B.

         For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Mutual Fund as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Mutual Fund during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Mutual Fund as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of .55%.

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4. Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of a Mutual Fund share is $14.8000; that there were no dividends or other distributions made by the Mutual Fund and no adjustment for taxes since the last determination; that the net asset value of a Mutual Fund share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000151, which is the rate for one day that is equivalent to a simple annual rate of 0.55%. The result, 1.0013381, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013381) which produces a current Unit Value of $1.0198992.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of a Mutual Fund share is $1.0000; that a dividend of .0328767 cents per share was declared by the Mutual Fund prior to calculation of the net asset value of the Mutual Fund share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of a Mutual Fund share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000151 (the proportionate rate for one day based on a simple annual rate of 0.55%). The result (1.0003137) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003137), resulting in a current Unit Value of $1.0165922.

B.   Income Benefits

     Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.

     1.  Variable Annuity Payments

         The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Accumulation Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Accumulation Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Accumulation Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Accumulation Division Investment Account will be the Valuation Date immediately preceding July 1.

         The  Annuity  Commencement  Date must be no later  than April 1 of the
         calendar   year   following  the  calendar  year  in  which  the  Plan
         Participant attains age 70 1/2. See "Federal Tax Status."

              a.  Selecting a Variable Annuity

                  Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 1/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

                  At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by
                  Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments which correlate to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

              b.  Forms of Variable Annuities

                  Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a Contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

                  An Owner of Benefits may elect to have all or a portion of Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment at any time would be less than $20, the Company may, at its sole option, pay the Variable Annuity Reserves in full settlement of all benefits otherwise available.

                  Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a variable annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.

                  Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no Annuity Payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

                  Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a variable annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  Joint and Two-Thirds Survivor Variable Life Annuity -- a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

                  Variable Life Annuity with One-Half Survivorship -- a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.

                  Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.

                  Other Options -- Other variable annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

              c.  Basis of Annuity Conversion Rates

                  Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

                  Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

                  The contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

                  For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001 set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as sex neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as the sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.

                  The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

                  The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

              d.  Determining the Amount of the First Variable Annuity Payment

                  The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

             e. Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments

                  The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Mutual Fund underlying the Capital
                  Accumulation Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Accumulation Division for the Contract for the calendar month in which the Variable Annuity Payment is due.

                  The  Annuity  Change  Factor  for  the  Capital   Accumulation
                  Division for a calendar month is the quotient of (1) divided by (2), below:

                  (1) The number which results from dividing (i) the  Contract's
                      Unit Value for the Capital Accumulation Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

                  (2) An amount equal to one plus the  effective  interest  rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

              f.  Hypothetical Example of Calculation of Variable Annuity
                  Payments

                  Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Accumulation Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Accumulation Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.030694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

     2.  Flexible Income Option

         Instead of Variable Annuity Payments an Owner of Benefits may choose to receive income benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

         a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

         b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

         c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Value which correlates to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code.

         d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

         e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

         An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts. Payments in excess of the minimum described above may be subject to the Contingent Deferred Sales Charge.

         The Owner of Benefits may terminate the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and
         (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

         If the Owner of Benefits chooses the Flexible Income Option, an additional charge $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.

C.   Payment on Death of Plan Participant

     1.  Prior to Annuity Purchase Date

         If a Plan Participant dies prior to the Annuity Purchase Date, the Company (upon receipt of due proof of death and any waiver or consent required by applicable state law) will pay the death benefit in accordance with the provisions of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable laws; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.

         A beneficiary  may elect to have all or a part of the amount  available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

         An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. The amount of the death benefit is determined by the terms of the Plan. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to Owners of Benefits under this contract. The beneficiary will receive a written description of the options available.

     2.  Subsequent to Annuity Purchase Date

         Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or the beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date subject to any charges that may be applied. The Internal Revenue Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59 1/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status."

         The procedure with respect to cash withdrawals is as follows:

         (a)  The Plan must allow for such withdrawal.

         (b) The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

         (c) If a certificate has been issued to the Owner of Benefits the Company may require that any Notification be accompanied by such certificate.

         (d) The amount withdrawn may be subject to the Contingent Deferred Sales Charge and, in the case of a withdrawal of the Aggregate Investment Account Value, will be subject to the Contract Administration Expense/Recordkeeping Charge. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, the amount paid will be reduced to satisfy such charges.

         Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above. (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)

     2.  Transfers Between Divisions

         Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution.
         Transfers may be made at any time before the Annuity Purchase Date.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of Units in the Investment Account to which the transfer is made. The number of Units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

     3.  Transfers to the Contract

         If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract described in this prospectus may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.

      4. Transfers to Companion Contract

         If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".

     5.  Special Situation Involving Alternate Funding Agents


         The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder.


         The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge and will be subject to the Contract Administration Expense/Recordkeeping Charge.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Mutual Fund of securities owned by it is not reasonably practicable or
         (ii) it is not reasonably practicable for the Mutual Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

     7.  Loans.

         The Company will not make available a loan option for the contract described in this Prospectus.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     2.  Assignment

         No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.

         Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.

      4. Substitution of Securities

         If shares of a Mutual Fund are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.

      5. Changes in the Contract

         The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

         The Company may unilaterally change the contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may also add additional Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, Net Investment Factors, Annuity Change Factors; the guaranteed annuity conversion rates; the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts; the Contingent Deferred Sales Charge; and the Contract Administration Expense/Recordkeeping Charge.

         However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by any governmental agency to which the company is subject. In addition, no change on the guaranteed annuity conversion rates or the Contingent Deferred Sales Charge will be effective for any current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the Contract Administration Expense/Recordkeeping Charge will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

         Furthermore, the Company may, on 60-days notice to the Contractholder, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES

     The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE

     The  following  transactions  may be exercised by telephone by any Owner of
Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

     Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.

DISTRIBUTION OF THE CONTRACT

     The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, A Member of The Principal Financial Group, Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is an indirect wholly-owned subsidiary of the Company.

PERFORMANCE  CALCULATION

     The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, shares of some of the mutual funds in which Divisions of the Separate Account invest were offered prior to that date. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the mutual fund in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

     From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects contingent deferred sales charges which, if included, would reduce the "yield" and "effective yield."

     In addition, from time to time, the Separate Account will advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of these Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."


     Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions for these contracts. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the contingent deferred sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the Contract Administration Expense/Recordkeeping Charge in order to illustrate performance applicable to Owners of Benefits when this charge is not deducted from Investment Accounts.


VOTING RIGHTS

     The Company shall vote Mutual Fund shares held in Separate Account B at regular and special meetings of shareholders of each Mutual Fund, but will follow voting instructions received from persons having the voting interest in the Mutual Fund shares.

     The number of Mutual Fund shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Mutual Fund, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

     During the accumulation period, the Owner of Benefits is the person having the voting interest in the Mutual Fund shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Mutual Fund shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Mutual Fund.

     During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Mutual Fund shares attributable to the variable annuity. The number of Mutual Fund shares held in Separate Account B which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one Mutual Fund share. The voting interest in the Mutual Fund shares attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.

     Mutual Fund shares for which Owners of Benefits or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

     Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

     If the Company determines pursuant to applicable law that Mutual Fund shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Mutual Fund shares held in Separate Account B in its own right.

FEDERAL TAX STATUS

     It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Mutual Life Insurance Company Separate Account B".)

A.    Taxes Payable by Owners of Benefits and Annuitants

      The contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

      Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to fund Creditor-Exempt Non-qualified Retirement Plans may receive tax deferred treatment of the earnings , until distributed from the contract as retirement benefits.

     1.   Tax Deferred  Annuity Plans--  (Section 403(b) Annuities for Employees
          of   Certain   Tax-Exempt    Organizations   or   Public   Educational
          Institutions)

      Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

      An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $9,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of net salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

      Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2,
(2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).

      All distributions, other than distributions from after-tax Contributions, from a section 403(b) annuity Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

      Required Distributions. Generally, distributions from section 403(b) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

      Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.

     2.   Public Employee  Deferred  Compensation  Plans-- (Section 457 Unfunded
          Deferred   Compensation  Plans  of  Public  Employers  and  Tax-Exempt
          Organizations)

      Contributions. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

      This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33 1/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

      The amounts which are deferred may be used by the employer to purchase the contract offered by this prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.

      Taxation of Distributions. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

      Distributions Before Separation from Service. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies. Emergency distributions are includible in the gross income of the individual in the year in which paid.

      Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans, except that no amounts are exempted from minimum distribution requirements.

      Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.

      3.   401(a) Plans

      Contributions. Payments made by employers to purchase annuity contracts for qualified pension and profit sharing plans, under Section 401(a) of the Code, are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

      An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $9,500 (1996 limit).

     For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $30,000.

      Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.

      All distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan
Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

      Required Distributions. Generally, distributions from section 401(a) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

      Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.

       4.   Creditor-Exempt Non-Qualified Plans

      Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

      Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the contract is not taxable to the Plan Participant until received by such Plan Participant.

      Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.

      Taxation of Distributions. In general, partial withdrawals from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a pre-existing contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a pre-existing contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).

      In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

      If a Contractholder purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.

      When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.

      In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59 1/2 under the contract, unless the distribution is; (1) made to a beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.

      Required Distributions. The Internal Revenue Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract for the Plan Participant must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.

      Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.

       5.   General Creditor Non-Qualified Plans

      Contributions. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

      Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Internal Revenue Code.

      Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.

B.    Fund Diversification

      Separate Account B investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Mutual Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.

      The investment opportunities of the Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

     The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

     In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

     Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg Narber, Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

     This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

EXPERTS

     The  financial  statements  of  Principal  Mutual  Life  Insurance  Company
Separate Account B and Principal Mutual Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

CONTRACTHOLDERS' INQUIRIES

     Contractholders' inquiries should be directed to Princor Financial Services Corporation, A Member of The Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                   TABLE OF CONTENTS

                                                   Page
Independent Auditors .......................................................  3
Underwriting Commissions ...................................................  3
Calculation of Yield and Total Return.......................................  3
Financial Statements
  Principal Mutual Life Insurance Company Separate Account B................  5
    Report of Independent Auditors.......................................... 21
  Principal Mutual Life Insruance Company................................... 22
    Report of Independent Auditors.......................................... 41




     To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                   A Member of
                          The Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-247-4123

                                     PART B

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

            PERSONAL VARIABLE - A GROUP VARIABLE ANNUITY CONTRACT FOR

         EMPLOYER SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS

                ISSUED BY PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                       Statement of Additional Information


                              dated May 1, 1996


         This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Personal Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 1996.


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                     Princor Financial Services Corporation
                                   A Member of
                          The Principal Financial Group
                           Des Moines Iowa 50392-0200
                            Telephone: 1-800-247-4123

                                TABLE OF CONTENTS


Independent Auditors .......................................................  3
Underwriting Commissions ...................................................  3
Calculation of Yield and Total Return.......................................  3
Financial Statements
  Principal Mutual Life Insurance Company Separate Account B................  5
    Report of Independent Auditors.......................................... 21
  Principal Mutual Life Insruance Company................................... 22
    Report of Independent Auditors.......................................... 41

INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and Principal Mutual Life Insurance Company and perform audit and accounting services for Separate Account B and The Company.

UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:


        Year           Paid To          Retained by
        1995        $5,326,848.77        $26,014.78
        1994        $2,347,858.73        $60,600.11
        1993          $443,683.87        $95,009.83



CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, shares of some of the mutual funds in which Divisions of the Separate Account invest, were offered prior to that date. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the mutual fund in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ending December 31, 1995, the 7-day annualized and effective yields were 4.5% and 4.6%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges.


Assuming the contract had been offered as of the dates indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 1995 are:

                                     With Contingent Deferred
                                           Sales Charge
                                      One      Five           Ten
                                     Year      Year          Year
Balanced Division                   17.71      13.78         10.75 (1)
Bond Division                       15.43       9.43          9.19 (1)
Capital Accumulation Division       24.63      15.05         11.18
Emerging Growth Division            21.89      20.54         15.98 (1)
Government Securities  Division     12.50       7.72          8.05 (2)
Growth Division                     18.69      13.97 (3)     13.97
Money Market Division               -0.26       2.77          4.68
World Division                       7.87       2.06 (3)      2.06


                                      Without Contingent Deferred
                                             Sales Charge
                                     One       Five            Ten
                                    Year       Year           Year
Balanced Division                  23.91      14.24         10.75 (1)
Bond Division                      21.50       9.87          9.19 (1)
Capital Accumulation Division      31.19      15.52         11.18
Emerging Growth Division           28.31      21.03         15.98 (1)
Government Securities  Division    18.42       8.15          8.05 (2)
Growth Division                    24.93      16.98 (3)     16.98
Money Market Division               4.99       3.19          4.68
World Division                     13.54       4.76 (3)      4.76


 (1)  Period from December 18, 1987 - December 31, 1995
 (2)  Period from April 9, 1987 - December 31, 1995
 (3)  Period from May 2, 1994 - December 31, 1995

Assuming the contract had been offered as of the dates indicated in the table below and assuming the Contract Administration Expense/Recordkeeping Charge is not deducted from Investment Accounts, the hypothetical average annual total returns for the periods ending December 31, 1995 are:

                                     With Contingent Deferred
                                           Sales Charge
                                      One      Five       Ten
                                     Year      Year      Year
Balanced Division
Bond Division
Capital Accumulation Division
Emerging Growth Division
Government Securities  Division
Growth Division
Money Market Division
World Division

                                    Without Contingent Deferred
                                           Sales Charge
                                     One       Five        Ten
                                    Year       Year       Year
Balanced Division
Bond Division
Capital Accumulation Division
Emerging Growth Division
Government Securities  Division
Growth Division
Money Market Division
World Division

(1)  Period from December 18, 1987 - December 31, 1995
(2)  Period from April 9, 1987 - December 31, 1995
(3)  Period from May 2, 1994 - December 31, 1995

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Net Assets

                                December 31, 1995




Assets
Investments (Note 1):
   Aggressive Growth Division:
     Principal Aggressive Growth Fund, Inc. - 1,483,620 shares at net asset value of
       $12.94 per share (cost - $18,325,213)                                                $  19,198,047
   Asset Allocation Division:
     Principal Asset Allocation Fund, Inc. - 975,797 shares at net asset value of
       $11.11 per share (cost - $10,437,689)                                                   10,841,100
   Balanced Division:
     Principal Balanced Fund, Inc. - 1,522,049 shares at net asset value
       of $13.97 per share (cost - $20,112,401)                                                21,263,022
   Bond Division:
     Principal Bond Fund, Inc. - 1,588,119 shares at net asset value of $11.73 per
       share (cost - $18,122,886)                                                              18,628,633
   Capital Accumulation Division:
     Principal Capital Accumulation Fund, Inc. - 3,728,696 shares at net asset value
       of $27.80 per share (cost - $92,908,561)                                               103,657,763
   Emerging Growth Division:
     Principal Emerging Growth Fund, Inc. - 1,665,414 shares at net
       asset value of $25.33 per share (cost - $37,189,023)                                    42,184,948
   Government Securities Division:
     Principal Government Securities Fund, Inc. - 4,307,388 shares at
       net asset value of $10.55 per share (cost - $44,523,062)                                45,442,936
   Growth Division:
     Principal Growth Fund, Inc. - 3,049,334 shares at net asset value of $12.43 per
       share (cost - $33,989,529)                                                              37,903,233
   Money Market Division:
     Principal Money Market Fund, Inc. - 22,309,488 shares at net asset value (cost)
       of $1.00 per share                                                                      22,309,488
   World Division:
     Principal World Fund, Inc. - 2,349,081 shares at net asset value of $10.72 per
       share (cost - $23,424,723)                                                              25,182,149
                                                                                        ===================
Net assets                                                                                   $346,611,319
                                                                                        ===================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                Unit
                                                                 Units         Value
                                                            ----------------------------
                                                            ----------------------------
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period - The Principal
       Variable Annuity                                          1,323,663     $14.50       $  19,198,047

   Asset Allocation Division:
     Contracts in accumulation period - The Principal
       Variable Annuity                                            911,657      11.89          10,841,100

   Balanced Division:
     Contracts in accumulation period:
       Personal Variable                                           327,372       1.21             395,555
       Premier Variable                                          3,316,975       1.21           4,018,252
       The Principal Variable Annuity                            1,373,157      12.27          16,849,215
                                                                                        -------------------
                                                                                        -------------------
                                                                                               21,263,022
   Bond Division:
     Contracts in accumulation period:
       Personal Variable                                           101,036       1.23             124,183
       Premier Variable                                          1,207,749       1.23           1,488,447
       The Principal Variable Annuity                            1,401,301      12.14          17,016,003
                                                                                        -------------------
                                                                                        -------------------
                                                                                               18,628,633
   Capital Accumulation Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                                     10,014      17.70             177,260
       Pension Builder Plus - Rollover IRA                          67,563       3.72             251,017
     Contracts in accumulation period:
       Bankers Flexible Annuity                                    324,861      17.70           5,751,347
       Pension Builder Plus                                      9,967,305       3.41          33,981,462
       Pension Builder Plus - Rollover IRA                       2,115,464       3.72           7,859,055
       Personal Variable                                         2,336,347       1.50           3,500,687
       Premier Variable                                         14,824,208       1.51          22,380,360
       The Principal Variable Annuity                            2,231,777      13.33          29,756,575
                                                                                        -------------------
                                                                                        -------------------
                                                                                              103,657,763
   Emerging Growth Division:
     Contracts in accumulation period:
       Personal Variable                                           287,939       1.27             365,808
       Premier Variable                                          1,895,863       1.27           2,415,033
       The Principal Variable Annuity                            3,059,324      12.88          39,404,107
                                                                                        -------------------
                                                                                        -------------------
                                                                                               42,184,948

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                Unit
                                                                 Units         Value
                                                            ----------------------------
Net assets are represented by (continued):
   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                                      3,738,233    $  1.84      $    6,882,964
       Pension Builder Plus - Rollover IRA                       1,771,981       1.92           3,407,555
       Personal Variable                                         1,889,788       1.26           2,371,868
       Premier Variable                                          7,159,023       1.26           9,053,348
       The Principal Variable Annuity                            2,023,123      11.73          23,727,201
                                                                                        -------------------
                                                                                        -------------------
                                                                                               45,442,936
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                                           277,708       1.25             346,944
       Premier Variable                                          2,859,893       1.25           3,582,532
       The Principal Variable Annuity                            2,619,339      12.97          33,973,757
                                                                                        -------------------
                                                                                        -------------------
                                                                                               37,903,233
   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                      1,327,197       1.76           2,339,446
       Pension Builder Plus - Rollover IRA                         439,501       1.82             797,914
       Personal Variable                                         1,143,063       1.12           1,278,235
       Premier Variable                                          2,958,777       1.13           3,335,350
       The Principal Variable Annuity                            1,370,204      10.63          14,558,543
                                                                                        -------------------
                                                                                        -------------------
                                                                                               22,309,488
   World Division:
     Contracts in accumulation period:
       Personal Variable                                           159,698       1.09             173,584
       Premier Variable                                          1,672,346       1.09           1,822,554
       The Principal Variable Annuity                            2,145,969      10.80          23,186,011
                                                                                        -------------------
                                                                                        -------------------
                                                                                               25,182,149
                                                                                        ===================
Net assets                                                                                   $346,611,319
                                                                                        ===================



See accompanying notes.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Operations

                          Year ended December 31, 1995




                                                                 Aggressive        Asset
                                                                   Growth       Allocation       Balanced
                                                   Combined       Division       Division        Division
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
Investment income
Income:
   Dividends (Note 1)                            $  8,765,352   $   169,797    $   363,337     $   636,546
   Capital gains distributions                     11,188,947     1,879,337        270,245         392,158
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
                                                   19,954,299     2,049,134        633,582       1,028,704

Expenses (Note 2):
   Mortality and expense risks                      2,690,588       125,688         80,633         122,571
   Administration charges                             345,587         7,043          1,214           1,975
   Contingent sales charges                           227,015         4,176          2,173           4,526
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
                                                    3,263,190       136,907         84,020         129,072
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
Net investment income                              16,691,109     1,912,227        549,562         899,632

Realized and unrealized gains (losses) on
   investments (Note 4)
Net realized gains (losses) on investments          2,865,382       448,426         74,402         103,410
Change in net unrealized appreciation/
   depreciation of investments                     31,314,846       912,921        490,584       1,347,509
                                                --------------------------------------------------------------
                                                ==============================================================
Net increase in net assets resulting from
   operations                                     $50,871,337    $3,273,574     $1,114,548      $2,350,551
                                                ==============================================================



See accompanying notes.


                   Capital        Emerging      Government                    Money Market
 Bond Division   Accumulation      Growth       Securities   Growth Division    Division    World Division
                   Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


$   918,871      $  2,051,110   $   353,883     $2,482,944    $   495,175       $879,065      $   414,624
          -         8,040,992       330,442              -        257,829              -           17,944
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    918,871        10,092,102       684,325      2,482,944        753,004        879,065          432,568


    103,748           950,830       306,214        357,325        258,835        171,164          213,580
      1,284           223,785        13,050         64,967          4,604         25,185            2,480
      7,310           114,476        10,588         38,738         10,167         26,112            8,749
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    112,342         1,289,091       329,852        461,030        273,606        222,461          224,809
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    806,529         8,803,011       354,473      2,021,914        479,398        656,604          207,759



     50,961         1,908,275       241,047       (303,527)       254,149              -           88,239

    679,932        12,768,964     5,294,039      3,801,338      3,955,502              -        2,064,057
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

 $1,537,422       $23,480,250    $5,889,559     $5,519,725     $4,689,049       $656,604       $2,360,055
===========================================================================================================



                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statements of Changes in Net Assets

                     Years ended December 31, 1995 and 1994




                                                                    Aggressive        Asset
                                                                      Growth       Allocation        Balanced
                                                     Combined        Division       Division         Division
                                                  ----------------------------------------------------------------

Net assets at January 1, 1994                        $137,066,766 $              $               $              -
                                                                             -              -

Increase (decrease) in net assets
Operations:
   Net investment income                                6,189,070       28,335         66,422         151,699
   Net realized gains (losses) on investments             145,940          316            (74)           (635)
   Change in net unrealized appreciation/
     depreciation of investments                       (9,269,736)     (40,087)       (87,173)       (196,888)
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (2,934,726)     (11,436)       (20,825)        (45,824)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        162,307,213    3,729,494      3,048,277       3,914,946
   Contract terminations                              (40,138,840)      (3,855)          (100)              -
   Death benefit payments                                 (45,257)      (4,629)             -               -
   Flexible withdrawal option payments                    (98,120)      (1,190)        (1,931)         (4,660)
   Transfer payments to other contracts               (78,225,382)     (23,882)             -         (44,750)
   Annuity payments                                       (45,771)           -              -               -
   Mortality guarantee transfer                            (1,830)           -              -               -
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                        43,752,013    3,695,938      3,046,246       3,865,536
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Total increase (decrease)                              40,817,287    3,684,502      3,025,421       3,819,712
                                                  ----------------------------------------------------------------
Net assets at December 31, 1994                       177,884,053    3,684,502      3,025,421       3,819,712



                   Capital        Emerging      Government                    Money Market
 Bond Division   Accumulation      Growth       Securities   Growth Division    Division    World Division
                   Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

$                $96,467,365   $               $29,762,953   $                  $10,836,448 $
          -                              -                              -                             -



    194,093        3,292,499       322,224       1,751,663         51,605         277,374         53,156
        267          671,701        (1,080)       (527,977)         5,584               -         (2,162)

   (174,185)      (4,877,919)     (298,114)     (3,246,941)       (41,798)              -       (306,631)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     20,175         (913,719)       23,030      (2,023,255)        15,391         277,374       (255,637)


  3,076,098       29,730,601    10,224,130      19,469,052      8,448,347      71,213,235      9,453,033
          -      (26,290,355)       (5,153)    (10,515,456)        (5,272)     (3,308,423)       (10,226)
          -          (11,029)      (14,169)         (3,039)        (4,690)              -         (7,701)
     (2,423)          (3,620)      (26,751)         (7,540)       (23,355)              -        (26,650)
    (37,501)      (9,201,231)     (235,391)     (6,409,017)      (329,097)    (61,909,148)       (35,365)
          -          (45,771)            -               -              -               -              -
          -           (1,830)            -               -              -               -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

  3,036,174       (5,823,235)    9,942,666       2,534,000      8,085,933       5,995,664      9,373,091
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  3,056,349       (6,736,954)    9,965,696         510,745      8,101,324       6,273,038      9,117,454
-----------------------------------------------------------------------------------------------------------
  3,056,349       89,730,411     9,965,696      30,273,698      8,101,324      17,109,486      9,117,454


                         Principal Mutual Life Insurance
                           Company Separate Account B

                 Statements of Changes in Net Assets (continued)





                                                                    Aggressive        Asset
                                                                      Growth       Allocation        Balanced
                                                     Combined        Division       Division         Division
                                                  ----------------------------------------------------------------

Net assets at January 1, 1995                        $177,884,053  $  3,684,502   $  3,025,421    $  3,819,712

Increase (decrease) in net assets
Operations:
   Net investment income                               16,691,109     1,912,227        549,562         899,632
   Net realized gains (losses) on investments           2,865,382       448,426         74,402         103,410
   Change in net unrealized appreciation/
     depreciation of investments                       31,314,846       912,921        490,584       1,347,509
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          50,871,337     3,273,574      1,114,548       2,350,551
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        283,284,033    14,908,019      7,493,760      17,579,517
   Contract terminations                              (51,871,322)     (147,494)       (76,769)       (243,855)
   Death benefit payments                                (616,609)     (111,616)       (30,363)        (22,485)
   Flexible withdrawal option payments                   (591,573)      (23,563)       (12,654)        (56,396)
   Transfer payments to other contracts              (112,300,367)   (2,385,375)      (672,843)     (2,164,022)
   Annuity payments                                       (48,233)            -              -               -
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                       117,855,929    12,239,971      6,701,131      15,092,759
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Total increase                                        168,727,266    15,513,545      7,815,679      17,443,310
                                                  ----------------------------------------------------------------
                                                  ================================================================
Net assets at December 31, 1995                      $346,611,319   $19,198,047    $10,841,100     $21,263,022
                                                  ================================================================



See accompanying notes.


                   Capital        Emerging      Government                    Money Market
 Bond Division   Accumulation      Growth       Securities        Growth        Division    World Division
                   Division       Division       Division        Division
-----------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

  $  3,056,349    $  89,730,411   $  9,965,696    $30,273,698    $  8,101,324    $17,109,486 $  9,117,454



       806,529        8,803,011        354,473      2,021,914         479,398        656,604       207,759
        50,961        1,908,275        241,047       (303,527)        254,149              -        88,239

       679,932       12,768,964      5,294,039      3,801,338       3,955,502              -     2,064,057
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

     1,537,422       23,480,250      5,889,559      5,519,725       4,689,049        656,604     2,360,055


    15,702,412       37,285,598     28,874,128     24,062,104      29,628,926     92,190,303    15,559,266
      (274,508)     (34,074,636)      (420,250)    (9,547,633)       (428,438)    (6,320,639)     (337,100)
       (44,089)         (80,185)       (14,885)      (129,425)        (44,665)       (97,824)      (41,072)
       (73,005)         (87,530)       (52,968)       (96,784)        (50,522)       (85,680)      (52,471)
    (1,275,948)     (12,547,912)    (2,056,332)    (4,638,749)     (3,992,441)   (81,142,762)   (1,423,983)
             -          (48,233)             -              -               -              -             -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

    14,034,862       (9,552,898)    26,329,693      9,649,513      25,112,860      4,543,398    13,704,640
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    15,572,284       13,927,352     32,219,252     15,169,238      29,801,909      5,200,002    16,064,695
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
   $18,628,633     $103,657,763    $42,184,948    $45,442,936     $37,903,233    $22,309,488   $25,182,149
=============================================================================================================


                         Principal Mutual Life Insurance
                           Company Separate Account B

                          Notes to Financial Statements

                                December 31, 1995


1.  Investment and Accounting Policies

Principal Mutual Life Insurance Company Separate Account B is a segregated investment account of Principal Mutual Life Insurance Company (Principal Mutual) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, Separate Account B invests solely in shares of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc., diversified open-end management investment companies organized by Principal Mutual. Investments are stated at the closing net asset values per share on December 31, 1995.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Principal Mutual no longer accepts contributions for Bankers Flexible Annuity contracts. Beginning in early 1996, it is anticipated that contributions will also no longer be accepted for Pension Builder Plus contracts, with transfer and withdrawal options of affected contractholders to be communicated at that time.


2.  Expenses

Principal Mutual is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $26,286 and $1,187, respectively, during the year ended December 31, 1995. A sales charge of up to 7% was deducted from each contribution made on behalf of each participant. The sales charge was deducted from the contributions by Principal Mutual prior to their transfer to Separate Account B.

Pension Builder Plus Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)


2.  Expenses (continued)

number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $836,135, $131,273, and $285,909, respectively, during the year ended December 31, 1995.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.55% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account which correlates to a plan participant made during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Mutual. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $31 (1994 - $28) for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $29,903, $16,882, and $17,673, respectively, during the year ended December 31, 1995.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.33% of the asset value of each contract. An annual administration charge of $300 for each contract account plus .35% of the annual average balance of investment account values under the contract will be billed or deducted on a quarterly basis. The charges for mortality expense risks and annual administration amounted to $117,935 and $1,813, respectively, during the year ended December 31, 1995. There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity (initially available in 1994) - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Mutual reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $1,680,329, $78,860, and $39,005, respectively, during the year ended December 31, 1995.


3.  Federal Income Taxes

Operations  of  Separate  Account B are a part of the  operations  of  Principal
Mutual. Under current practice, no federal income taxes are allocated by Principal Mutual to the operations of Principal Mutual Life Insurance Company Separate Account B.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                Year ended December 31, 1995
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity              1,162,971         $16,957,154        201,095       $  2,804,956

   Asset Allocation Division:
     The Principal Variable Annuity                678,626           8,127,343         70,172            876,650

   Balanced Division:
     Personal Variable                             334,553             385,447         11,639             14,109
     Premier Variable                            4,677,390           5,246,438      1,485,326          1,592,984
     The Principal Variable Annuity              1,080,849          12,976,336         78,060          1,008,737
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 6,092,792          18,608,221      1,575,025          2,615,830
   Bond Division:
     Personal Variable                             123,065             148,020         22,243             25,730
     Premier Variable                            1,840,967           2,123,674        663,884            722,145
     The Principal Variable Annuity              1,184,200          14,349,589         83,479          1,032,017
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 3,148,232          16,621,283        769,606          1,779,892
   Capital Accumulation Division:
     Bankers Flexible Annuity                       (2,074)            586,673         26,790            484,160
     Pension Builder Plus                        1,177,659           6,843,608      7,859,266         22,762,416
     Pension Builder Plus - Rollover IRA
                                                 1,886,220           1,378,668      5,357,391         11,244,730
     Personal Variable                           1,106,595           1,748,682        408,298            529,070
     Premier Variable                            9,404,706          13,956,170      8,547,118         10,455,522
     The Principal Variable Annuity              1,739,038          22,863,899        206,288          2,651,689
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                15,312,144          47,377,700     22,405,151         48,127,587
   Emerging Growth Division:
     Personal Variable                             292,833             348,128         18,735             22,981
     Premier Variable                            2,320,114           2,651,113        543,652            613,426
     The Principal Variable Annuity              2,252,301          26,559,212        165,780          2,237,880
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 4,865,248          29,558,453        728,167          2,874,287


                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1995
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------

   Government Securities Division:
     Pension Builder Plus                          586,364      $    1,344,275      2,795,319     $    4,747,357
     Pension Builder Plus - Rollover IRA
                                                   117,394             407,431      2,462,194          4,357,297
     Personal Variable                             724,111             966,857        408,940            483,072
     Premier Variable                            4,015,136           5,118,317      3,286,750          3,736,310
     The Principal Variable Annuity              1,576,129          18,708,169        125,206          1,549,586
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 7,019,134          26,545,049      9,078,409         14,873,622
   Growth Division:
     Personal Variable                             288,529             338,347         15,831             18,761
     Premier Variable                            3,384,751           3,805,395        634,749            707,988
     The Principal Variable Annuity              2,193,600          26,238,189        338,161          4,062,924
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 5,866,880          30,381,931        988,741          4,789,673
   Money Market Division:
     Pension Builder Plus                          259,307             585,027        928,805          1,623,965
     Pension Builder Plus - Rollover IRA
                                                    73,307             206,073      1,861,305          3,275,611
     Personal Variable                           4,808,023           5,271,738      4,407,096          4,786,833
     Premier Variable                           19,308,743          21,221,953     18,140,572         19,805,796
     The Principal Variable Annuity              6,262,716          65,784,577      5,594,373         58,377,161
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                30,712,096          93,069,368     30,932,151         87,869,366
   World Division:
     Personal Variable                             147,751             154,436          9,257             10,003
     Premier Variable                            2,079,728           2,137,579        544,500            566,419
     The Principal Variable Annuity              1,337,260          13,699,818        126,959          1,503,012
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 3,564,739          15,991,833        680,716          2,079,434
                                            ----------------------------------------------------------------------
                                            ======================================================================
                                                78,422,862        $303,238,335     67,429,233       $168,691,297
                                            ======================================================================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1994
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity                365,021      $    3,764,495          3,234        $    40,222

   Asset Allocation Division:
     The Principal Variable Annuity                303,404           3,120,664            201              7,996

   Balanced Division:
     Personal Variable                               4,458               4,510              -                  1
     Premier Variable                              134,069             137,040          9,158              9,075
     The Principal Variable Annuity                374,366           3,932,274          3,998             47,513
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   512,893           4,073,824         13,156             56,589
   Bond Division:
     Personal Variable                                 214                 229              -                  -
     Premier Variable                               30,684              32,652             18                 27
     The Principal Variable Annuity                304,552           3,243,070          3,972             45,657
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   335,450           3,275,951          3,990             45,684
   Capital Accumulation Division:
     Bankers Flexible Annuity                        2,374             301,977         51,727            734,507
     Pension Builder Plus                        2,446,494           9,006,081      7,066,481         19,561,666
     Pension Builder Plus - Rollover IRA
                                                   949,817           3,764,900      3,969,948         11,681,145
     Personal Variable                           1,472,634           1,771,211        339,067            396,040
     Premier Variable                           10,159,761          12,414,226      4,172,940          4,837,072
     The Principal Variable Annuity                704,037           7,483,988          5,010             62,689
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                15,735,117          34,742,383     15,605,173         37,273,119
   Emerging Growth Division:
     Personal Variable                              13,841              14,069              -                  6
     Premier Variable                              122,378             124,838          2,977              2,976
     The Principal Variable Annuity              1,000,413          10,426,294         27,610            297,329
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 1,136,632          10,565,201         30,587            300,311

                     Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1994
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
   Government Securities Division:
     Pension Builder Plus                        1,705,948      $    3,472,965      3,191,017     $    5,229,829
     Pension Builder Plus - Rollover IRA
                                                 1,343,428           2,767,254      5,104,801          8,454,316
     Personal Variable                           1,592,426           1,856,027        826,327            909,485
     Premier Variable                            6,358,242           7,432,287      2,480,866          2,736,826
     The Principal Variable Annuity                582,127           6,197,216          9,927            109,630
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                11,582,171          21,725,749     11,612,938         17,440,086
   Growth Division:
     Personal Variable                               5,010               5,023              -                  1
     Premier Variable                              109,908             110,749             17                 35
     The Principal Variable Annuity                798,340           8,399,024         34,440            377,222
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   913,258           8,514,796         34,457            377,258
   Money Market Division:
     Pension Builder Plus                          824,944           1,537,336      1,733,074          2,976,732
     Pension Builder Plus - Rollover IRA
                                                   658,567           1,300,232      1,324,777          2,327,495
     Personal Variable                           6,290,739           6,573,245      5,731,682          5,968,932
     Premier Variable                           31,282,964          32,799,567     30,393,364         31,815,309
     The Principal Variable Annuity              2,902,432          29,495,563      2,200,571         22,344,437
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                41,959,646          71,705,943     41,383,468         65,432,905
   World Division:
     Personal Variable                              21,212              21,051              8                 18
     Premier Variable                              137,240             135,769            122                151
     The Principal Variable Annuity                944,065           9,365,533          8,397             95,937
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 1,102,517           9,522,353          8,527             96,106
                                            ----------------------------------------------------------------------
                                            ======================================================================
                                                73,946,109        $171,011,359     68,695,731       $121,070,276
                                            ======================================================================

Purchases include reinvested dividends and capital gains.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)



5.  Net Assets

Net assets at December 31, 1995 consisted of the following:

                                                                         Accumulated Net   Net Unrealized
                                                                            Investment      Appreciation
                                                              Unit            Income       of Investments
                                            Combined      Transactions
                                         -------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity        $  19,198,047     $16,585,472   $  1,739,741    $     872,834

   Asset Accumulation Division:
     The Principal Variable Annuity           10,841,100       9,858,412        579,277          403,411

   Balanced Division:
     Personal Variable                           395,555         359,859          16,939          18,757
     Premier Variable                          4,018,252       3,685,129         130,683         202,440
     The Principal Variable Annuity           16,849,215      15,107,991         811,800         929,424
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              21,263,022      19,152,979         959,422       1,150,621
   Bond Division:
     Personal Variable                           124,183         118,401           4,895             887
     Premier Variable                          1,488,447       1,397,785          50,150          40,512
     The Principal Variable Annuity           17,016,003      15,672,902         878,753         464,348
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              18,628,633      17,189,088         933,798         505,747
   Capital Accumulation Division:
     Bankers Flexible Annuity                  5,928,607       1,372,769       3,151,941       1,403,897
     Pension Builder Plus                     33,981,462      22,315,837       7,447,921       4,217,704
     Pension Builder Plus - Rollover IRA
                                               8,110,072       5,394,422       1,747,988         967,662
     Personal Variable                         3,500,687       2,876,197         329,409         295,081
     Premier Variable                         22,380,360      18,395,190       2,038,475       1,946,695
     The Principal Variable Annuity           29,756,575      25,472,959       2,365,453       1,918,163
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                             103,657,763      75,827,374      17,081,187      10,749,202
   Emerging Growth Division:
     Personal Variable                           365,808         336,153           4,506          25,149
     Premier Variable                          2,415,033       2,161,763          31,411         221,859
     The Principal Variable Annuity           39,404,107      34,039,475         615,715       4,748,917
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              42,184,948      36,537,391         651,632       4,995,925
   Government Securities Division:
     Pension Builder Plus                      6,882,964       5,704,191         991,052         187,721
     Pension Builder Plus - Rollover IRA
                                               3,407,555       2,825,811         531,974          49,770
     Personal Variable                         2,371,868       2,174,499         165,545          31,824
     Premier Variable                          9,053,348       8,177,753         654,665         220,930
     The Principal Variable Annuity           23,727,201      21,870,768       1,426,804         429,629
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              45,442,936      40,753,022       3,770,040         919,874

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




5.  Net Assets (continued)

                                                                         Accumulated Net   Net Unrealized
                                                                            Investment      Appreciation
                                                              Unit            Income       of Investments
                                            Combined      Transactions
                                         -------------------------------------------------------------------
   Growth Division:
     Personal Variable                   $       346,944 $       320,239 $         5,282     $    21,423
     Premier Variable                          3,582,532       3,184,495          54,938         343,099
     The Principal Variable Annuity           33,973,757      30,003,254         421,321       3,549,182
                                         -------------------------------------------------------------------
                                              37,903,233      33,507,988         481,541       3,913,704
   Money Market Division:
     Pension Builder Plus                      2,339,446       2,142,956         196,490               -
     Pension Builder Plus - Rollover IRA
                                                 797,914         727,279          70,635               -
     Personal Variable                         1,278,235       1,269,540           8,695               -
     Premier Variable                          3,335,350       3,314,495          20,855               -
     The Principal Variable Annuity           14,558,543      14,487,342          71,201               -
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              22,309,488      21,941,612         367,876               -
   World Division:
     Personal Variable                           173,584         163,826           2,034           7,724
     Premier Variable                          1,822,554       1,708,566          21,627          92,361
     The Principal Variable Annuity           23,186,011      21,301,001         227,669       1,657,341
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              25,182,149      23,173,393         251,330       1,757,426
                                         -------------------------------------------------------------------
                                         ===================================================================
                                            $346,611,319    $294,526,731     $26,815,844     $25,268,744
                                         ===================================================================



                         Report of Independent Auditors


Board of Directors and Participants
Principal Mutual Life Insurance Company


We have audited the accompanying statement of net assets of Principal Mutual Life Insurance Company Separate Account B (comprising, respectively, the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Accumulation, Emerging Growth, Government Securities, Growth, Money Market and World Divisions) as of December 31, 1995, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company Separate Account B at December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Ernst & Young LLP

February 7, 1996

                     Principal Mutual Life Insurance Company

                        Statements of Financial Position




                                                       December 31
                                                    1995         1994
                                                ---------------------------
                                                       (In Millions)

Assets
Bonds                                              $21,798      $20,626
Preferred stocks                                        93           69
Common stocks                                        1,330          914
Investment in subsidiaries                             546          501
Commercial mortgage loans                            9,794        8,901
Residential mortgage loans                             234          287
Investment real estate                               1,313        1,155
Properties held for Company use                        204          159
Policy loans                                           711          683
Cash and short-term investments                        913          485
Accrued investment income                              467          468
Separate account assets                             12,957        9,197
Other assets                                           908          672
                                                ---------------------------
Total assets                                       $51,268      $44,117
                                                ===========================

Liabilities
Insurance reserves                                $  6,297     $  6,007
Annuity reserves                                    25,770       24,311
Reserves for policy dividends                          578          583
Other policy liabilities                               748          618
Investment valuation reserves                        1,041          792
Tax liabilities                                        241          189
Separate account liabilities                        12,891        9,099
Other liabilities                                    1,494          591
                                                ---------------------------
Total liabilities                                   49,060       42,190

Surplus
Surplus notes                                          298          298
Unassigned and other surplus funds                   1,910        1,629
                                                ---------------------------
Total surplus                                        2,208        1,927
                                                ---------------------------

Total liabilities and surplus                      $51,268      $44,117
                                                ===========================



See accompanying notes.

                     Principal Mutual Life Insurance Company

                      Statements of Operations and Surplus




                                                                         Year ended December 31
                                                                    1995           1994          1993
                                                                ------------------------------------------
                                                                              (In Millions)
Income
Premiums and annuity and other considerations                      $11,940       $10,718       $  9,983
Net income from investments                                          2,651         2,520          2,369
Other income                                                            25           505             18
                                                                ------------------------------------------
Total income                                                        14,616        13,743         12,370

Benefits and expenses
Benefit payments other than dividends                                9,268         8,211          6,729
Dividends to policyowners                                              309           317            410
Additions to policyowner reserves                                    3,439         3,756          3,890
Insurance expenses and taxes                                         1,199         1,145          1,029
                                                                ------------------------------------------
Total benefits and expenses                                         14,215        13,429         12,058
                                                                ------------------------------------------

Income before federal income taxes and realized capital gains
   (losses)                                                            401           314            312

Federal income taxes                                                   140           130             48
                                                                ------------------------------------------

Net gain from operations before realized capital gains (losses)
                                                                       261           184            264

Realized capital gains (losses)                                          2           (32)           (52)
                                                                ------------------------------------------
Net income                                                       $     263     $     152      $     212
                                                                ==========================================

Surplus
Surplus at beginning of year                                      $  1,927      $  1,641       $  1,440
Net income                                                             263           152            212
Issuance of surplus notes                                                -           298              -
Increase in investment valuation reserves                             (249)         (131)           (43)
Increase in non-admitted assets and related items                      (45)          (51)           (59)
Net unrealized capital gains                                           326            47             57
Adjustment for prior years' federal income taxes                         -           (63)             -
Net policyowner reserve adjustments                                      1            31             18
Other adjustments - net                                                (15)            3             16
                                                                ------------------------------------------
Surplus at end of year                                            $  2,208      $  1,927       $  1,641
                                                                ==========================================

See accompanying notes.


                     Principal Mutual Life Insurance Company

                            Statements of Cash Flows



                                                                               Year ended December 31
                                                                          1995          1994          1993
                                                                      ------------------------------------------
                                                                                     (In Millions)
CASH PROVIDED
Proceeds from operating activities
   Premiums and annuity and other considerations received                 $11,923       $10,711      $  9,967
   Net investment income received                                           2,723         2,509         2,421
   Benefit payments other than dividends                                   (9,277)       (8,186)       (6,700)
   Dividends paid to policyowners                                            (317)         (293)         (396)
   Insurance expenses and taxes paid                                       (1,198)       (1,159)       (1,007)
   Federal income taxes paid                                                 (125)          (67)         (119)
   Transfers for separate account operations                               (1,549)       (1,396)       (1,120)
   Other                                                                       (3)            7            (5)
                                                                      ------------------------------------------
   Net cash provided from operations                                        2,177         2,126         3,041

Proceeds from investments sold, matured or repaid
   Bonds and stocks                                                        12,028        10,951        20,072
   Mortgage loans                                                           1,276         2,043         6,852
   Real estate and other invested assets                                       70           168            37
   Tax on capital gains                                                       (22)          (25)          (29)
                                                                      ------------------------------------------
   Total cash provided from investments                                    13,352        13,137        26,932

Issuance of surplus notes                                                       -           298             -
Other cash provided                                                           793             -            85
                                                                      ------------------------------------------
Total cash provided                                                        16,322        15,561        30,058

CASH APPLIED
Cost of investments acquired
   Bonds and stocks acquired                                              (13,234)      (13,709)      (22,434)
   Mortgage loans acquired or originated                                   (2,265)       (1,611)       (7,253)
   Real estate and other invested assets acquired                            (195)          (91)         (132)
                                                                      ------------------------------------------
   Total cash applied to investments                                      (15,694)      (15,411)      (29,819)

Other cash applied                                                           (200)         (135)          (72)
                                                                      ------------------------------------------
Total cash applied                                                        (15,894)      (15,546)      (29,891)

SHORT-TERM BORROWINGS
   Proceeds of short-term borrowings                                          990         3,152         1,743
   Repayment of short-term borrowings                                        (990)       (3,152)       (1,743)
                                                                      ------------------------------------------
   Net cash provided by short-term borrowings                                  -             -             -
                                                                      ------------------------------------------
   Net increase in cash and short-term investments                            428            15           167

Cash and short-term investments at beginning of year                          485           470           303
                                                                      ------------------------------------------
Cash and short-term investments at end of year                          $     913     $     485     $     470
                                                                      ==========================================

See accompanying notes.

                     Principal Mutual Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1995


1.  Nature of Operations and Significant Accounting Policies

Description of Business

Principal Mutual Life Insurance Company (the Company) is primarily engaged in the marketing and management of life insurance, annuity, health and pension products. In addition, the Company provides various other financial services through its subsidiaries.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Basis of Presentation

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (statutory accounting practices), which practices are currently regarded as generally accepted accounting principles (GAAP) for mutual life insurance companies.

Beginning in 1996, however, under the requirements of Financial Accounting Standards Board (FASB) Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended, financial statements prepared on the basis of statutory accounting practices will no longer be described as prepared "in conformity with GAAP." The Accounting Standards Executive Committee of the American Institute of Certified Public Accountants and the FASB issued authoritative accounting and reporting pronouncements in January 1995, effective for calendar year 1996, addressing how mutual life insurance companies should account for certain insurance activities. Applying the provisions of these authoritative accounting and reporting pronouncements may result in surplus and net income that differ from the amounts reported under existing statutory accounting practices. The Company has not yet determined the impact of these pronouncements on its financial statements. The Company plans to issue general-purpose financial statements for calendar year 1996 that follow these authoritative pronouncements and will be described as prepared in conformity with GAAP. These statutory-basis financial statements, however, will continue to be required by insurance regulatory authorities.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is not expected to be completed before 1997, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

Subsidiaries

Investment in subsidiaries is reported at equity in net assets determined on a statutory basis for insurance subsidiaries and on the basis of prescribed valuation alternatives for non-insurance subsidiaries, resulting in carrying values periodically approved by the Securities Valuation Office of the NAIC. Total assets of these unconsolidated subsidiaries amounted to $2.6 billion at December 31, 1995 and $2.1 billion at December 31, 1994, and total revenues were $1,190 million in 1995, $911 million in 1994 and $669 million in 1993. During 1995, 1994 and 1993, the Company included $(48) million, $(2) million and $(37) million, respectively, in net income from investments representing the current year net losses of its subsidiaries.

Investments

Investments in bonds, short-term investments, and commercial and residential mortgage loans are reported principally at cost (unpaid principal balance), adjusted for amortization of premiums and accrual of discounts, both computed using the interest method; policy loans and investments in preferred stocks primarily at cost; common stocks at market value based on the latest quoted market prices; and investments in real estate and properties held for Company use generally at cost less encumbrances and accumulated depreciation. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using the prospective method which results in a new constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates. Properties acquired through loan foreclosures with cumulative carrying values of $946 million at December 31, 1995, and $830 million at December 31, 1994, are recorded at the lower of cost (principal balance of the former mortgage loan) or fair market value at the time of foreclosure or receipt of deed in lieu of foreclosure. This becomes the new cost basis of the real estate and is subject to further potential carrying value reductions as a result of depreciation and quarterly valuation determinations. Depreciation expense is computed primarily on the basis of accelerated and straight-line methods over the estimated useful lives of the assets. Other admitted assets are valued as prescribed by the Iowa Insurance laws. Net realized capital gains and losses on investments are determined using the specific identification basis.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

The Asset Valuation Reserve (AVR) provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate, and other invested assets, with related increases or decreases being recorded directly to surplus. At December 31, 1995 and 1994, the AVR was $1,041 million and $792 million, respectively. At both December 31, 1995 and 1994, other liabilities include additional investment reserves of $36 million and $51 million, respectively, of which $9 million is required by statutory accounting practices as a provision for potential losses on specific mortgages in default. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus. Comparable adjustments are also made to the AVR.

The Interest Maintenance Reserve (IMR) primarily defers certain interest-related gains and losses (net of tax) on fixed income securities which are amortized into net income from investments over the estimated remaining lives of the investments sold. At December 31, 1995 and 1994, the IMR, which is included in other liabilities, was $109 million and $52 million, respectively.

In connection with preparation of its statement of cash flows, the Company considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments.

Fair Values of Financial Instruments

The Company has accumulated information to disclose the fair values of certain financial instruments, whether or not recognized in the statement of financial position, as required by the FASB. The FASB excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. The aggregate fair value asset amounts for investments (including cash and short-term investments, policy loans and accrued investment income and excluding investment in subsidiaries and investment real estate) are presented in Note 2 (carrying value: 1995 - $35.3 billion, 1994 - $32.4 billion; fair value: 1995 - $37.5 billion, 1994 - $31.9 billion). Fair value information for derivatives held or issued for purposes other than trading is presented in Note 3.
Information for certain of the Company's reserves and liabilities that are investment-type contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk) is presented in Note 4 (carrying value: 1995 - $21.4 billion, 1994 - $20.0 billion; fair value: 1995 - $22.0 billion, 1994 - $19.5 billion). Those referenced notes also describe the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Those techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of certain financial instruments presented in the referenced notes.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

Futures and Forward Contracts and Interest Rate and Equity Swaps

The Company uses financial futures contracts, forward purchase commitments and interest rate swaps to hedge risks associated with interest rate fluctuations and uses equity swaps to hedge risks associated with market fluctuations of certain unaffiliated common stocks. Realized capital gains and losses on those contracts which hedge risks associated with interest rate fluctuations are amortized over the remaining lives of the underlying assets, primarily by including them in the IMR. Realized capital gains and losses on equity swaps are recognized in the period incurred.

Reserves for Insurance, Annuity and Accident and Health Policies

The reserves for life, health and annuity policies, all developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values. The cumulative effects of changes in valuation bases at the beginning of the year for previously established policyowner reserves are included as adjustments to surplus. Significant decreases in valuation bases are approved by the Insurance Division of the Department of Commerce of the State of Iowa.

The liability for unpaid accident and health claims is determined using statistical analyses and case basis evaluations. This liability is an estimate of the ultimate net cost of all reported and unreported losses that are unpaid. This liability is determined using estimates of future trends in claim severity, frequency, and other factors that could vary as claims are ultimately settled. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premium Revenues and Costs

For life and annuity contracts, premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

The Company reinsures certain of its risks. Reinsurance premiums, expenses, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies (1995 - $27 million, 1994 - $21 million and 1993 - $19 million) are reported as a reduction of premium income, and insurance reserves applicable to reinsurance ceded have also been reported as reductions of these items (1995 - $33 million and 1994 - $24 million). The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations that it has assumed.

Separate Accounts

The separate accounts presented in the financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than the Company, bears the investment risk of these funds. The Company receives a fee for administrative and investment advisory services.

Separate account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the premiums, increases in reserves, benefits, and other items arising from the operations of the separate accounts of the Company. The statements of surplus reflect the gain from operations and surplus of the separate accounts. Such gain from operations and surplus arises from the transfer by the Company of funds to the separate accounts to facilitate their operations.

Reclassifications

Certain reclassifications have been made to the 1994 and 1993 financial statements to conform to the 1995 presentation.


2.  Investments

Investments in debt securities, preferred stocks, and other fixed maturity instruments are generally held for investment purposes to maturity, and, therefore, are carried in the financial statements at amortized cost. The Company's liabilities, to which such fixed maturity investments are closely matched, are long-term in nature so the Company does not expect to be required to sell such securities prior to maturity.


                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




2.  Investments (continued)

The carrying values and estimated market values of investments in bonds and preferred stocks as of December 31, 1995 and 1994, are as follows (in millions):

                                                                   Gross           Gross        Estimated
                                              Carrying Value    Unrealized      Unrealized        Market
                                                                   Gains          Losses          Value
                                              ---------------------------------------------------------------
   December 31, 1995
   Bonds:
     United States Government and agencies       $     232     $       4            $  -         $     236
     States and political subdivisions                 230            21               -               251
     Corporate - public                              4,374           328              16             4,686
     Corporate - private                            13,877         1,332              15            15,194
     Mortgage-backed securities                      3,085           134               4             3,215
                                              ---------------------------------------------------------------
                                                    21,798         1,819              35            23,582
   Preferred stocks                                     93            12               -               105
                                              ---------------------------------------------------------------
                                                   $21,891        $1,831             $35           $23,687
                                              ===============================================================
   December 31, 1994
   Bonds:
     United States Government and agencies       $     111        $    1          $    4         $     108
     States and political subdivisions                 198             2              12               188
     Corporate - public                              3,986            74             142             3,918
     Corporate - private                            13,678           365             391            13,652
     Mortgage-backed securities                      2,653             2             166             2,489
                                              ---------------------------------------------------------------
                                                    20,626           444             715            20,355
   Preferred stocks                                     69             4               2                71
                                              ---------------------------------------------------------------
                                                   $20,695          $448            $717           $20,426
                                              ===============================================================

Market values of public bonds and preferred stocks have been determined by the Company from public quotations, when available, or bonds have been assigned a market rate by the Securities Valuation Office of the NAIC. Private placement securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




2.  Investments (continued)

The carrying values and estimated market values of bonds at December 31, 1995, by expected maturity, are as follows (in millions):

                                                                      Carrying Value   Estimated Market
                                                                                            Value
                                                                      ------------------------------------

   Due in one year or less                                              $     747         $     768
   Due after one year through five years                                    6,878             7,271
   Due after five years through ten years                                   6,189             6,695
   Due after ten years                                                      3,176             3,657
                                                                      ------------------------------------
                                                                           16,990            18,391
   Mortgage-backed and other securities without
     a single maturity date                                                 4,808             5,191
                                                                      ------------------------------------
   Total                                                                  $21,798           $23,582
                                                                      ====================================

The carrying value and estimated market value of mortgage loans at December 31, 1995 and 1994, are as follows (in millions):

                                                       1995                             1994
                                                -----------------                 -----------------
                                                             Estimated                    Estimated Market
                                          Carrying Value      Market      Carrying Value       Value
                                                               Value
                                          -----------------------------------------------------------------

   Commercial mortgage loans                   $9,794         $10,129          $8,901          $8,580
   Residential mortgage loans                     234             262             287             299

Market values of commercial mortgage loans are valued by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality, and maturity of each loan. Market values of residential mortgage loans are valued by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size, and maturity of each loan. The carrying value for policy loans approximates the fair value.

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Major categories of income from investments are summarized as follows (in millions):

                                             Year ended December 31
                                        1995          1994          1993
                                    ------------------------------------------

   Bonds                                $1,761        $1,622        $1,549
   Preferred stocks                          6             3             2
   Common stocks                            35            22            26
   Investment in subsidiaries              (48)           (2)          (37)
   Mortgage loans                          808           766           811
   Investment real estate                  211           179           129
   Policy loans                             48            44            44
   Cash and short-term investments          29            20             6
   Other                                    18            48             1
                                    ------------------------------------------
                                         2,868         2,702         2,531

   Less investment expenses                217           182           162
                                    ------------------------------------------
   Net income from investments          $2,651        $2,520        $2,369
                                    ==========================================

The major components of realized capital gains (losses) on investments reflected in operations, and unrealized capital gains (losses) on investments reflected directly in surplus, are summarized as follows (in millions):

                                                     Realized                         Unrealized
                                             1995      1994      1993         1995      1994      1993
                                          ---------------------------------   -----------------------------

   Bonds                                      $101     $(133)     $150        $ (17)     $32      $(32)
   Preferred stocks                             (1)        -       (11)           1       (7)       11
   Common stocks                                32         6        29          398        7        23
   Mortgage loans                              (24)      (34)      (81)           9        3        41
   Investment real estate                        7         3         1            5        6        (1)
   Investment in subsidiaries                    1        32         -           (6)       6        (5)
   Other                                         4        45       (44)          (1)       -        20
                                           ------------------------------   -----------------------------
   Net capital gains (losses)                  120       (81)       44          389       47        57

   Related federal income taxes                (41)        6       (26)         (63)       -         -
   Transferred (to) from interest
     maintenance reserve                       (77)       43       (70)           -        -         -
                                           ==============================   =============================
   Total capital gains (losses)             $    2    $  (32)     $(52)        $326      $47       $57
                                           ==============================   =============================

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Proceeds from sales of investments (excluding maturity proceeds) in debt securities were $6.5 billion in both 1995 and 1994, and $11.9 billion in 1993. Gross gains of $93 million, $53 million and $173 million and gross losses of $54 million, $213 million and $65 million in 1995, 1994 and 1993, respectively, were realized on those sales. Of the 1995, 1994 and 1993 proceeds, $6.1 billion, $5.7 billion and $11.5 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $66 million, $19 million and $152 million and gross losses of $17 million, $139 million and $29 million in 1995, 1994 and 1993, respectively, were realized on sales of mortgage-backed securities. At December 31, 1995, the Company had security purchases payable totaling $426 million relating to the purchases of mortgage-backed securities at forward dates.

The Company has a revolving credit agreement with Principal Residential Mortgage, Inc., a wholly-owned subsidiary which conducts the Company's mortgage banking operations, of up to $800 million, which had a balance of $458 million outstanding at December 31, 1995.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1995 and 1994, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
         ----------------------------------                   --------------------------------------
                                    December 31                                   December 31
                                  1995        1994                              1995       1994
                               -----------------------                       -----------------------

   South Atlantic                  22%         21%       Industrial              43%        47%
   Pacific                         34          38        Office                  26         24
   Mid Atlantic                    17          17        Retail                  26         24
   North Central                   14          13        Other                    5          5
   South Central                    7           6
   New England                      4           3
   Mountain                         2           2

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities. Under the NAIC bond classification system, 99.8% and 99.7% of the Company's bond portfolio were carried at amortized cost at December 31, 1995 and 1994, respectively, with the remainder carried at the lower of amortized cost or market value.

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Effective December 29, 1995, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. At December 31, 1995, there was no realized or unrealized gains or losses recorded on the equity swap agreements and, accordingly, there was no credit exposure. The unrealized appreciation and depreciation of marketable common stocks recognized in the Company's statement of financial position were $814 million and $85 million, respectively, at December 31, 1995.

Investment real estate includes properties directly owned by the Company and investments in subsidiaries include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $2.2 billion at both December 31, 1995 and December 31, 1994. The Company is committed to provide additional mortgage financing for such joint ventures aggregating $304 million at December 31, 1995.


3.  Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures and forward contracts ($303 million at December 31, 1995, and $80 million at December 31, 1994) represent the extent of the Company's involvement but not the risk of loss.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates and to correct duration mismatches. The most common use is to modify the duration of an asset or portfolio, a less common use is to convert a floating rate asset into a fixed rate asset. The notional principal amounts of the swaps outstanding at December 31, 1995 and 1994, were $599 million and $586 million, respectively, and the credit exposure at December 31, 1995 and December 31, 1994 was $8 million. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately three years at both December 31, 1995 and 1994, respectively. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

                     Principal Mutual Life Insurance Company

3.  Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1995, the Company had various foreign currency exchange agreements with maturities ranging from 1995 to 2002, with an aggregate notional amount involved of approximately $312 million and the credit exposure was $4 million. The average unexpired term of the swaps was approximately five years at December 31, 1995.


4.  Insurance, Annuity and Accident and Health Reserves

The carrying  values and fair values of the Company's  reserves and  liabilities for investment-type insurance contracts (which are only a portion of the insurance reserves, annuity reserves, and other policy liabilities appearing in the statement of financial position) at December 31, 1995 and 1994, are summarized as follows (in millions):

                                                    1995                               1994

                                     ----------------------------------------------------------------------
                                      Carrying Value        Fair         Carrying Value        Fair
                                                            Value                              Value
                                     ----------------------------------------------------------------------

   Insurance reserves                  $       30       $       33        $       30       $       30
   Annuity reserves                        20,989           21,524            19,714           19,168
   Other policy liabilities                   398              403               270              270
                                     ----------------------------------------------------------------------
   Total                                  $21,417          $21,960           $20,014          $19,468
                                     ======================================================================

The fair values for the Company's reserves and liabilities under investment-type contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued) or surrender values.

The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

                     Principal Mutual Life Insurance Company

4.  Insurance, Annuity and Accident and Health Reserves (continued)

Activity in the liability for unpaid accident and health claims, which is included with insurance reserves in the statement of financial position, is summarized as follows (in millions):

                                          Year ended December 31
                                     1995          1994          1993
                                 ------------------------------------------

   Balance at beginning of year     $   844       $   723       $   657

   Incurred:
     Current year                     2,665         2,735         2,307
     Prior years                        (24)         (105)          (37)
                                 ------------------------------------------
     Total incurred                     2,641         2,630         2,270

   Payments:
     Current year                     2,196         2,065         1,814
     Prior years                        481           444           390
                                 ------------------------------------------
   Total payments                     2,677         2,509         2,204
                                 ------------------------------------------

   Balance at end of year:
     Current year                       469           670           493
     Prior years                        339           174           230
                                 ------------------------------------------
     Total balance at end of year   $   808       $   844       $   723
                                 ==========================================


5.  Federal Income Taxes

The Company files a consolidated income tax return that includes all of its qualifying subsidiaries, and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Due to the inherent differences between income for financial reporting purposes and income for tax purposes, the Company's provision for federal income taxes may not have the customary relationship of taxes to income.

Deferred income taxes are generally not recognized for the tax effects of temporary differences between income for financial reporting purposes and income for tax purposes. In 1993, 1994 and 1995, however, the Company recognized a deferred tax asset and operating benefit for the tax effect of unamortized deferred acquisition costs required for tax purposes. This deferred tax asset was non-admitted in accordance with statutory accounting practices. In 1995, the Company also recognized a deferred tax liability and surplus charge for the tax effect of unrealized gains for common stocks identified for sale in 1996.

                     Principal Mutual Life Insurance Company

5.  Federal Income Taxes (continued)

In December 1994, a U. S. Court of Appeals with jurisdiction over the Company ruled that federal law did not permit mutual life insurance companies to use a negative recomputed differential earnings rate to compute their equity tax liability for the preceding year. Accordingly, the Company increased its liability for federal income taxes attributable to its equity for years prior to 1994 and made a corresponding adjustment to surplus in the amount of $63 million.


6.  Short-Term Borrowings

The Company issues commercial paper to meet its short-term financing needs. There were no outstanding borrowings at December 31, 1995 or 1994. The Company also maintains credit facilities with various banks for short-term borrowing purposes.


7.  Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service.

During 1995, the Company adopted Statement of Financial Standards (SFAS) No. 87, "Employers' Accounting for Pensions," and accordingly changed its method of accounting for the costs of defined benefit pension plans to an accrual method. Prior to this change, the cost of pension benefits was recognized as contributions were made to the pension trusts. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The pension plans' combined funded status, reconciled to amounts recognized in the statements of financial position and statements of operations and surplus as of and for the years ended December 31, 1995 and 1994, is as follows (in millions):

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




7.  Employee and Agent Benefits (continued)

                                                                                      December 31
                                                                                 1995           1994
                                                                             ------------------------------
      Actuarial present value of benefit obligations:

      Vested benefit obligation                                                   $437          $324
                                                                             ==============================
      Accumulated benefit obligation                                              $457          $338
                                                                             ==============================

   Plan assets at fair value, primarily affiliated mutual funds
      and investment contracts of the Company                                     $719          $581
   Projected benefit obligation                                                    661           462
                                                                             ------------------------------
   Plan assets in excess of projected benefit obligation                            58           119

   Unrecognized net (gains) losses and funding different from that assumed
      and from changes in assumptions                                               42           (23)
   Unrecognized net transition asset as of January 1, 1994                         (72)          (83)
                                                                             ------------------------------
   Prepaid pension asset (non-admitted)                                          $  28         $  13
                                                                             ==============================

Net periodic pension income included the following components (in millions):

                                                                                Year ended December 31
                                                                                 1995           1994
                                                                             ------------------------------
   Service cost                                                                    $22           $26
   Interest cost on projected benefit obligation                                    39            37
   Actual return on plan assets                                                   (144)            6
   Net amortization and deferral                                                    79           (72)
                                                                             ------------------------------
   Total net periodic pension income                                              $ (4)         $ (3)
                                                                             ==============================

During 1994 and 1993, $10 million and $8 million, respectively, was charged to expense and contributed to the trusts previously established to provide for future costs of pension benefits. During 1995, $12 million was contributed to these pension trusts. In addition, to adjust the pension accounting to the new method required by SFAS No. 87 and to make the change effective as of January 1, 1994, surplus as of January 1, 1995 has been increased by $13 million. According to the requirements of statutory accounting practices, pension expense for 1994 has not been restated and the 1994 pension amounts shown above are for comparative purposes only. The pension asset at January 1, 1995 ($13 million) and December 31, 1995 ($28 million) was non-admitted as prescribed by statutory accounting practices.

                     Principal Mutual Life Insurance Company

7.  Employee and Agent Benefits (continued)

The weighted-average assumed discount rate used in determining the projected benefit obligation was 7% and 8.5% at December 31, 1995 and 1994, respectively. Some of the trusts holding the plan assets are subject to federal income taxes at a 35% tax rate while others are not subject to federal income taxes. For both 1995 and 1994, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to federal income taxes and approximately 10% for those trusts not subject to federal income taxes. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older and have completed one year of service. Eligible participants may contribute up to 15% of their compensation or $9,240 annually to the plans. The Company matches the participant's contribution with a 50% contribution up to a maximum contribution of 2% of the participant's compensation. During both 1995 and 1994, the Company contributed $7 million to the defined contribution plans. During 1993, such contributions totaled $6 million.

The Company also provides certain health care, life insurance, and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life, and long-term care benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The postretirement plans' combined funded status, reconciled to amounts recognized in the statement of financial position and statement of operations and surplus as of and for the years ended December 31, 1995 and 1994, is as follows (in millions):

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)



7.  Employee and Agent Benefits (continued)

                                                                                     December 31
                                                                                 1995            1994
                                                                            -------------------------------
   Plan assets at fair value, primarily affiliated mutual funds and
     investment contracts of the Company                                         $208            $155
   Accumulated postretirement benefit obligation:
     Retirees                                                                     (83)            (71)
     Eligible employees                                                           (40)            (31)
                                                                            --------------------------------
  Total accumulated postretirement benefit obligation                            (123)           (102)
                                                                            -------------------------------
  Plan assets in excess of accumulated postretirement benefit obligation
                                                                                   85              53

   Unrecognized net losses and funding different from that assumed and
     from changes in assumptions                                                    3              29
                                                                            -------------------------------
   Postretirement benefit asset (non-admitted)                                  $  88           $  82
                                                                            ===============================

The net periodic  postretirement  benefit cost included the following components
(in millions):

                                                                                    Year ended
                                                                                    December 31
                                                                             1995       1994      1993
                                                                          --------------------------------

   Service cost                                                             $   5     $    4       $ 3
   Interest cost on accumulated postretirement benefit cost                     9          7         6
   Expected return on plan assets                                             (10)       (10)       (6)
   Net amortization of gains and losses                                         1          -         -
                                                                          ================================
   Total net periodic postretirement benefit cost                           $   5     $    1       $ 3
                                                                          ================================

The weighted-average assumed discount rate used in determining the accumulated postretirement benefit obligation was 7% and 8.5% at December 31, 1995 and 1994, respectively. Some of the trusts holding the plan assets are subject to federal income taxes at a 35% tax rate while others are not subject to federal income taxes. For both 1995 and 1994, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to federal income taxes and approximately 9% for those trusts not subject to federal income taxes. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 11.5% in 1995, declines to 9.5% in 2001, and then declines to an ultimate rate of 6.5% in 2036. If the health care cost trend rate assumptions were increased by 1% in each year, the accumulated postretirement benefits obligation for health plans as of December 31, 1995 would increase by 11.8% ($10 million). The effect of this 1% increase would also increase the aggregate of the service cost and interest cost components of the net periodic postretirement benefit cost of health plans for the year ended December 31, 1995 by 13.5% ($1 million).

                     Principal Mutual Life Insurance Company

7.  Employee and Agent Benefits (continued)

These statutory accounting provisions are similar to Statement of Financial Accounting Standards (SFAS) No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," issued by the FASB except that SFAS No. 106 includes ineligible employees in the accumulated postretirement benefit obligation calculations. The accumulated postretirement benefit obligation for ineligible employees was $77 million and $48 million at December 31, 1995 and 1994, respectively.


8.  Surplus Notes

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the surplus notes. The discount and direct costs associated with issuing these surplus notes is being amortized to expense over their respective terms using the interest method. For statutory accounting purposes, these notes are considered a part of total surplus of the Company. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that the Company has sufficient surplus earnings to make such payments. For the years ended December 31, 1995 and 1994, interest of $24 million and $11 million, respectively, was approved by the Commissioner, paid and charged to expense. Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on surplus notes at both December 31, 1995 and 1994 would have been $8 million.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. Non-insurance companies individually held over 10% of these surplus notes (approximately $50 million and $73 million at December 31, 1995 and 1994, respectively).

In addition, subject to Commissioner approval, the surplus notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These surplus notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. Non-insurance companies individually held over 10% of these surplus notes (approximately $43 million and $62 million at December 31, 1995 and 1994, respectively).

                     Principal Mutual Life Insurance Company

9.  Other Commitments and Contingencies

The Company leases office space and furniture and equipment under various operating leases. Rental expense for all operating leases totaled $48 million in 1995, $43 million in 1994 and $44 million in 1993. At December 31, 1995, future minimum rental commitments under noncancelable operating leases for office space and electronic data processing equipment totaled approximately $97 million.

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies  for the  benefit  of  policyholders  and  claimants  in the  event of insolvency of other insurance companies. At December 31, 1995 and 1994, approximately $18 million and $15 million, respectively, of surplus is appropriated for possible guarantee fund assessments for which notices have not been received.

In 1995, the Company sold its wholly-owned subsidiary, Principal National Life Insurance Company (Principal National), at a gain of approximately $1 million. At December 31, 1994, substantially all the assets ($513 million), liabilities ($470 million), and equity ($43 million) of Principal National were transferred to and assumed by the Company. This resulted in increases in both other income and additions to policyowner reserves of $470 million in 1994.

                         Report of Independent Auditors







The Board of Directors
Principal Mutual Life Insurance Company


We have audited the accompanying statements of financial position of Principal Mutual Life Insurance Company (the Company) as of December 31, 1995 and 1994, and the related statements of operations and surplus and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa.

Ernst & Young LLP

Des Moines, Iowa
January 31, 1996





                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the three years ended December 31, 1995 and for the period beginning July 15, 1992 and ended December 31, 1992.

                 (2)   Part B:

                       Principal Mutual Life Insurance  Company Separate
                          Account B:
                          Statement of Net Assets,  December 31, 1995.
                          Statement of Operations  for the year ended
                             December 31, 1995.
                          Statements  of Changes in Net Assets for the years
                             ended December   31,   1995  and  1994.
                          Notes to  Financial  Statements.
                          Report of  Independent  Auditors.
                       Principal  Mutual Life Insurance  Company:
                          Statements of  Financial  Position, December 31, 1995
                             and 1994.
                          Statements of Operations and Surplus for the years
                             ended  December 31, 1995,  1994 and 1993.
                          Statements  of  Cash  Flows  for the  years  ended
                             December  31,  1995,  1994 and 1993.
                          Notes to  Financial Statements.
                          Report of Independent Auditors.

          (b)    Exhibits
                 (1)   Board resolution of Registrant.
                 (3a)  Distribution Agreement
                 (3b)  Selling Agreement
                 (4)   Form of Variable Annuity Contract
                 (5)   Form of Variable Annuity Application
                 (6a)  Articles of Incorporation of Depositor
                 (6b)  Bylaws of Depositor
                 (9)   Opinion of Counsel
                 (10a) Consent of Ernst & Young LLP
                 (10b) Powers of Attorney
                 (13a) Total Return Calculation
                 (13b) Annualized Yield for Separate Account B
                 (27)  Financial Data Schedule for Separate Account B

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair,Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         Post Office Box 2287
            Member, Executive and            La Crosse, WI  54602-2287
            Human Resources Committees

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
            Human Resources Committees

            THEODORE M. HUTCHISON            The Principal Financial Group
            Director                         Des Moines, IA  50392
            Vice Chairman

            C. S. JOHNSON                    Pioneer Hi-Bred International, Inc.
            Director                         400 Locust
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Nominating Committee     Des Moines, IA  50309-3023

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         55 East 59th Street
            Member, Audit                    New York, NY 10022
              Committee

            JOHN R. PRICE                    Chemical Banking Corporation
            Director                         270 Park Avenue - 44th Floor
            Chair, Audit Committee           New York, NY 10017

            BARBARA A. RICE                  Rice @ Associates
            Director                         712 Germantown Pike
            Member, Human Resources          Lafayette, PA 19444-1604
            Committee

            JEAN-PIERRE C. ROSSO             Case Corporation
            Director                         700 State Street
            Member, Audit Committee          Racine, WI 53404

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Chair, Nominating                New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Transcell Technologies, Inc.
            Director                         2000 Cornwall Road
            Member, Audit Committee          Monmouth Junction, NJ  08852

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA 98199
            Chair, Human Resources
              Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue
            Member, Executive and            Des Moines, IA  50309
              Nominating Committees


            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            RAY S. CRABTREE                  Executive Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            CHARLES E. ROHM                  Executive Vice President

Item 26.  Persons Controlled by or Under Common Control with Depositor

          Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

          Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation)100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 14.48% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 12.68% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.79% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation)44.14% of outstanding shares owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation)100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.26% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on February 13, 1996.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) .83% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.39% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation)  100.0% of  shares  outstanding  owned by  Principal
               Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.70% of outstanding shares owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 35.34% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 79.25% of the shares outstanding of the International Securities Portfolio and 82.79% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 0.87% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Utilities Fund, Inc. (a Maryland Corporation) 1.34%% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor World Fund, Inc. (a Maryland Corporation) 20.50% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               Principal Life Insurance Company (an Iowa Corporation) A general insurance and annuity company. It is not currently active.

               Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.  Principal   Development   Associates,   Inc.  (a   California
                   Corporation) a real estate development company.

               d.  Princor Financial Services Corporation (an Iowa
                                     Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i.  Principal   Securities   Holding   Corporation   (a  Delaware
                   Corporation) a holding company.

               j. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l.  Principal  Asset  Markets,   Inc.  (an  Iowa  Corporation)  a
                   residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

               o.  Principal   Spectrum    Associates,    Inc.   (a   California
                   Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.  Equity FC, LTD. (an Iowa  Corporation)  engaged in investment
                   transactions   including  limited   partnership  and  limited
                   liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a.  Princor  Management   Corporation  (an  Iowa  Corporation)  a
                   registered investment advisor.

               b.  Principal Investors  Corporation (a New Jersey Corporation) a
                   registered   broker-dealer   with  the  Securities   Exchange
                   Commission. It is not currently active.

          Subsidiary wholly owned by Principal Securities Holding Corporation:

               Principal Financial Securities, Inc. (a Delaware Corporation) an investment banking and securities brokerage firm.


          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a.  Americas  Health  Plan,  Inc.  (a  Maryland   Corporation)  a
                   developer of discount provider networks.

               b. PHC Merging Company ( a Florida Corporation) (a Florida Corporation) it is not currently active.

               c. Principal Behavioral Health Care, Inc. (an Iowa Corporation) a mental and nervous/substance abuse preferred provider organization.

               d.  Principal   Health  Care  of  Illinois,   Inc.  (an  Illinois
                   Corporation) a health maintenance organization.

               e.  Principal   Health  Care  of   Nebraska,   Inc.  (a  Nebraska
                   Corporation) a health maintenance organization.

               f.  Principal   Health  Care  of   Delaware,   Inc.  (a  Delaware
                   Corporation) a health maintenance organization.

               g.  Principal   Health   Care  of   Georgia,   Inc.   (a  Georgia
                   Corporation) a health maintenance organization.

               h. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               i.  Principal  Health  Care  of  Louisiana,   Inc.  (a  Louisiana
                   Corporation) a health maintenance organization.

               j.  Principal   Health   Care  of   Florida,   Inc.   (a  Florida
                   Corporation) a health maintenance organization.

               k.  United   Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                   Corporation) a health maintenance organization.

               l. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               m.  Principal   Health   Care  of   Indiana,   Inc.  (a  Delaware
                   Corporation) a health maintenance organization.

               n. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization. It is not currently active.

               o.  Principal  Health  Care  of  Tennessee,   Inc.  (a  Tennessee
                   Corporation) a health maintenance organization.

               p. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               q. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               r. Principal Health Care, of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               s. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

          Subsidiary owned by Principal Health Care of Delaware, Inc.:

               Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

          Subsidiaries owned by Principal International, Inc.:

               a. Grupo Financiero Principal, S.A. de Seguros de Vida (a Spanish insurance company).

               b. Principal Internacional, S.A. Compania de Seguros (a Mexico Corporation).

               c.  Principal   International   Argentina,   S.A.  (an  Argentina
                   Corporation).

               d. Principal International Asia Limited (formerly known as Goldchin Champ, Limited) (a Hong Kong Corporation).

               e.  Principal International de Chile, S.A.

          Subsidiary  owned by Grupo  Financiero  Principal,  S.A. de Seguros de
          Vida:

               Agencia de Seguros, SA (an insurance agency). It is currently dormant.

          Subsidiaries owned by Principal International Argentina, S.A.:

               a. Ethika, S.A. Administradora de Fondos de Jubilaciones y Pensiones (an Argentina Corporation).

               b. Princor Compania de Seguros de Retiro, S.A. (an Argentina Corporation).

               c. Prinlife Compania de Seguros de Vida, S.A. (an Argentina Corporation)

               d. Jacaranda Administradora de Fondos Jubilaciones y Pensiones, S.A. (an Argentina Corporation)

          Subsidiary owned by Principal owned by Principal International de Chile, S.A.:

               a.  Ban Renta Compania de Seguros de Vida Banmedica, S.A.


Item 27.  Number of Contractowners - As of: December 31, 1995

                     (1)                                    (2)
          Title of Class                        Number of Plan Participants
          --------------                        ---------------------------
          BFA Variable Annuity Contracts                     317
          Pension Builder Contracts                        4,722
          Personal Variable Contracts                      2,451
          Premier Variable Contracts                      10,866
          Flexible Variable Annuity Contract               8,538

Item 28.  Indemnification

               None

Item 29.  Principal Underwriters

          (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc., Princor World Fund, Inc., Principal Special Markets Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

               (b)          (1)                  (2)

                                                  Positions
                                                  and offices
               Name and principal                 with principal
               business address                   underwriter

               J. Barbara Alvord                  Marketing Officer
               The Principal
               Financial Group
               Des Moines, IA 50392

               Robert W. Baehr                    Marketing Services Officer
               The Principal
               Financial Group
               Des Moines, IA 50392

               Michael J. Beer                    Vice President and
               The Principal                      Chief Operating Officer
               Financial Group
               Des Moines, IA 50392

               Mary L. Bricker                    Assistant Corporate
               The Principal                      Secretary
               Financial Group
               Des Moines, IA 50392

               Ray S. Crabtree                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               David J. Drury                     Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Arthur S. Filean                   Vice President
               The Principal
               Financial Group
               Des Moines, IA 50392

               Paul N. Germain                    Assistant Vice President-
               The Principal                      Operations
               Financial Group
               Des Moines, IA  50392

               Ernest H. Gillum                   Assistant Vice President-
               The Principal                      Registered Products
               Financial Group
               Des Moines, IA 50392

               Thomas J. Graf                     Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               J. Barry Griswell                  Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Joyce N. Hoffman                   Vice President and
               The Principal                      Corporate Secretary
               Financial Group
               Des Moines, IA 50392

               Theodore M. Hutchison              Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Stephan L. Jones                   Director and
               The Principal                      President
               Financial Group
               Des Moines, IA 50392

               Ronald E. Keller                   Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               John R. Lepley                     Senior Vice
               The Principal                      President
               Financial Group                    Marketing and Distribution
               Des Moines, IA 50392


               Gregg R. Narber                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Richard H. Neil                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Layne A. Rasmussen                 Controller
               The Principal
               Financial Group
               Des Moines, IA 50392

               Charles E. Rohm                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Michael D. Roughton                Counsel
               The Principal
               Financial Group
               Des Moines, IA 50392

               Jean B. Schustek                   Compliance Officer
               The Principal
               Financial Group
               Des Moines, IA  50392

               Roger C. Stroud                    Assistant Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Jerry G. Wisgerhof                 Vice President and
               The Principal                      Treasurer
               Financial Group
               Des Moines, IA 50392

               Peter D. Zornik                    Arkansas State Director
               2624 North Fillmore
               Little Rock, AR 72207

        (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $5,326,848.77
            Services Corporation

                   (3)                       (4)                (5)


             Compensation on             Brokerage
               Redemption               Commissions        Compensation

                   0                         0                   0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 1996.


                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


D. J. Drury                   Director, Chairman and          February 28, 1996
                              Chief Executive Officer



D. C. Cunningham                Vice President and             February 28, 1996
                               Controller (Principal
                               Accounting Officer)



C. E. Rohm                     Executive Vice                  February 28, 1996
                               President (Principal
                               Financial Officer)


  (M. V. Andringa)*            Director                        February 28, 1996
M. V. Andringa


  (R. M. Davis)*               Director                        February 28, 1996
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        February 28, 1996
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                        February 28, 1996
G. D. Hurd


  (T. M. Hutchison)*           Director                        February 28, 1996
T. M. Hutchison


  (C. S. Johnson)*             Director                        February 28, 1996
C. S. Johnson


  (W. T. Kerr)*                Director                        February 28, 1996
W. T. Kerr


  (L. Liu)*                    Director                        February 28, 1996
L. Liu


  (V. H. Loewenstein)*         Director                        February 28, 1996
V. H. Loewenstein


  (J. R. Price, Jr.)*          Director                        February 28, 1996
J. R. Price, Jr.


  (B. A. Rice)*                Director                        February 28, 1996
B. A. Rice


  (J-P. C. Rosso)*             Director                        February 28, 1996
J-P. C. Rosso


  (D. M. Stewart)*             Director                        February 28, 1996
D. M. Stewart


  (E. E. Tallett)*             Director                        February 28, 1996
E. E. Tallett


  (D. D. Thornton)*            Director                        February 28, 1996
D. D. Thornton


  (F. W. Weitz)*               Director                        February 28, 1996
F. W. Weitz


                           *By    David J. Druy

                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein